EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.7%
	ALTERNATIVE - 0.5%
93	AlphaClone Alternative Alpha ETF(a)	$6,321

	COMMODITY - 0.9%
92	KraneShares Global Carbon Strategy ETF	4,508
38	SPDR Gold Shares(a)	6,778
		11,286
	EQUITY - 72.2%
273	AdvisorShares Pure Cannabis ETF	2,867
16	AdvisorShares STAR Global Buy-Write ETF	621
47	Alerian MLP ETF	1,767
165	ALPS Medical Breakthroughs ETF(a)	5,546
7	ARK Innovation ETF	493
26	Cambria Cannabis ETF	293
143	Columbia India Consumer ETF	7,380
2	Consumer Discretionary Select Sector SPDR Fund	355
86	Energy Select Sector SPDR Fund	6,070
322	First Trust DJ Global Select Dividend Index Fund	8,134
10	First Trust Dow Jones Internet Index Fund(a)	1,877
509	First Trust Financial AlphaDEX Fund	23,546
91	First Trust Global Wind Energy ETF	1,802
146	First Trust MultiCap Growth AlphaDEX Fund	15,997
338	First Trust Small Cap Growth AlphaDEX Fund	22,673
41	Global X MSCI Nigeria ETF	383
180	Goldman Sachs Hedge Industry VIP ETF(a)	16,391
14	Invesco DWA Consumer Cyclicals Momentum ETF	1,084
426	Invesco S&P 500 Equal Weight ETF, N	65,711
168	Invesco S&P 500 Pure Value ETF	13,939
1,938	Invesco S&P SmallCap Energy ETF	16,958
112	Invesco S&P SmallCap Health Care ETF(a)	17,939
54	Invesco S&P SmallCap Information Technology ETF	7,342
5	Invesco S&P SmallCap Utilities & Communication	322
31	Invesco Water Resources ETF	1,592
192	iShares Biotechnology ETF	24,205
49	iShares China Large-Cap ETF	1,710

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.7% (Continued)
	EQUITY - 72.2% (Continued)
16	iShares Expanded Tech-Software Sector ETF(a)	$5,472
42	iShares Latin America 40 ETF	1,130
163	iShares Micro-Cap ETF	20,738
15	iShares MSCI Brazil ETF	493
128	iShares MSCI China Small-Cap ETF	5,571
50	iShares MSCI EAFE ETF, EQUITY	3,661
200	iShares MSCI Emerging Markets ETF, EQUITY	9,346
111	iShares MSCI Emerging Markets Small-Cap ETF	6,254
740	iShares MSCI Frontier and Sele	24,990
5	iShares MSCI Germany Small-Cap ETF	360
500	iShares MSCI India Small-Cap ETF	27,600
152	iShares MSCI Indonesia ETF	3,698
53	iShares MSCI Ireland ETF	2,735
259	iShares MSCI Japan ETF	16,301
20	iShares MSCI Philippines ETF	659
27	iShares MSCI Taiwan ETF	1,726
20	iShares MSCI Thailand ETF	1,599
399	iShares MSCI UAE ETF	6,998
6	iShares MSCI United Kingdom ETF	201
170	iShares MSCI United Kingdom Small-Cap ETF	6,769
9	iShares Russell 1000 Growth ETF	2,407
196	iShares Russell 1000 Value ETF	31,748
49	iShares Russell 2000 ETF, EQUITY	9,963
88	iShares Russell 2000 Growth ETF	22,451
397	iShares Russell 2000 Value ETF	63,020
182	iShares Russell Mid-Cap Growth ETF	18,033
391	iShares Russell Mid-Cap Value ETF	45,536
334	iShares S&P/TSX SmallCap Index ETF	5,485
661	iShares STOXX Europe 600 Travel & Leisure UCITS(a)	15,270
33	iShares U.S. Healthcare Providers ETF	9,029
15	iShares U.S. Medical Devices ETF	888
21	iShares US Financials ETF	1,781
15	iShares US Pharmaceuticals ETF	2,754
190	KraneShares CSI China Internet ETF	6,357

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.7% (Continued)
	EQUITY - 72.2% (Continued)
78	Materials Select Sector SPDR Fund	$6,504
99	SPDR FactSet Innovative Technology ETF(a)	15,922
101	SPDR S&P 500 ETF Trust	44,100
327	SPDR S&P Emerging Asia Pacific ETF	37,811
58	SPDR S&P Oil & Gas Exploration & Production ETF	6,781
52	SPDR S&P Regional Banking ETF	3,863
77	SPDR S&P Retail ETF	5,947
540	VanEck Africa Index ETF	11,486
289	VanEck Brazil Small-Cap ETF	4,974
430	VanEck ChiNext ETF	18,128
129	VanEck Egypt Index ETF	3,176
5	VanEck Israel ETF	230
304	VanEck Russia ETF	3,298
112	VanEck Russia Small-Cap ETF	2,399
223	VanEck Vietnam ETF	4,351
390	Vanguard FTSE Emerging Markets ETF	18,650
125	Vanguard Total World Stock ETF	12,459
263	Wedbush ETFMG Video Game Tech ETF	20,515
279	WisdomTree Emerging Markets SmallCap Dividend Fund	14,636
246	WisdomTree Japan Hedged SmallCap Equity Fund	10,620
306	Xtrackers Harvest CSI 300 China A-Shares ETF	11,212
218	Xtrackers MSCI All China Equity ETF	7,870
		912,952
	FIXED INCOME - 3.0%
23	Invesco Financial Preferred ETF	396
13	iShares iBoxx $ High Yield Corporate Bond ETF	1,088
264	iShares Preferred & Income Securities ETF	9,610
349	SPDR Bloomberg Convertible Securities ETF	26,488
		37,582

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.7% (Continued)
	SPECIALTY - 0.1%
15	ProShares Short VIX Short-Term Futures ETF(a)	$771

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,042,345)	968,912

	EXCHANGE-TRADED NOTES — 0.0%(b)
	SPECIALTY - 0.0%(b)
6	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	144

	TOTAL EXCHANGE-TRADED NOTES (Cost $122)	144

	OPEN END FUNDS — 19.6%
	FIXED INCOME - 19.6%
22,929	Easterly Income Opportunities Fund, Class R6(c)	247,180

	TOTAL OPEN END FUNDS (Cost $256,581)	247,180

	TOTAL INVESTMENTS - 96.3% (Cost $1,299,048)	$1,216,236
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%	46,686
	NET ASSETS - 100.0%	$1,262,922

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

BBH	Brown Brothers Harriman

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	03/23/2022	Brown Brothers Harriman	29,830	$1,451	$(9)
				$1,451	$(9)

To Sell:
Australian Dollar	03/23/2022	Brown Brothers Harriman	1,626	$1,181	$(13)
British Pound	03/23/2022	Brown Brothers Harriman	5,667	7,603	93
Canadian Dollar	03/23/2022	Brown Brothers Harriman	8,483	6,692	(4)
Euro	03/23/2022	Brown Brothers Harriman	49,319	$55,362	$767
Japanese Yen	03/23/2022	Brown Brothers Harriman	1,410,465	12,276	(54)
				$83,114	$789

Total					$780

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%
(c)	Affiliated Issuer

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5%
	ALTERNATIVE - 3.4%
1,497	AlphaClone Alternative Alpha ETF(a)	$101,751
9,162	iMGP DBi Managed Futures Strategy ETF	244,671
2,375	IQ Merger Arbitrage ETF(a)	75,739
17,899	ProShares Merger ETF	725,805
		1,147,966
	COMMODITY - 2.4%
232	Invesco DB Agriculture Fund(a)	4,856
132	Invesco Optimum Yield Diversified Commodity	2,136
802	iShares Gold Trust(a),(b)	29,121
30	iShares GSCI Commodity Dynamic	1,091
14,214	iShares S&P GSCI Commodity Indexed Trust(a),(b)	295,794
1,236	KraneShares Global Carbon Strategy ETF	60,564
2,897	ProShares UltraShort Bloomberg Crude Oil(a)	23,784
921	SPDR Gold Shares(a),(b)	164,288
4,358	United States Commodity Index Fund(a)	218,161
1,944	United States Natural Gas Fund, L.P.(a)	30,054
		829,849
	EQUITY - 39.6%
3,676	AdvisorShares Pure Cannabis ETF	38,598
218	AdvisorShares STAR Global Buy-Write ETF	8,455
2,308	Alerian MLP ETF	86,758
60	ARK Innovation ETF	4,228
356	Cambria Cannabis ETF	4,009
1,924	Columbia India Consumer ETF	99,298
73	Consumer Discretionary Select Sector SPDR Fund	12,952
2,897	Core Alternative ETF	89,749
470	Direxion NASDAQ-100 Equal Weighted Index Shares	35,386
2,220	Energy Select Sector SPDR Fund	156,688
195	ETFMG Alternative Harvest ETF	1,876
4,322	First Trust DJ Global Select Dividend Index Fund	109,174
245	First Trust Dow Jones Internet Index Fund(a)	45,994
7,984	First Trust Financial AlphaDEX Fund	369,340
1,227	First Trust Global Wind Energy ETF	24,295
1,963	First Trust MultiCap Growth AlphaDEX Fund	215,086

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 39.6% (Continued)
4,560	First Trust Small Cap Growth AlphaDEX Fund	$305,885
1,245	Global SuperDividend US ETF	25,361
2,029	Global X MSCI Argentina ETF	65,638
862	Global X MSCI Nigeria ETF	8,042
1,085	Global X MSCI Norway ETF	33,234
4,075	Global X SuperDividend ETF	46,129
2,416	Goldman Sachs Hedge Industry VIP ETF(a)	219,998
187	Invesco DWA Consumer Cyclicals Momentum ETF	14,484
204	Invesco DWA Energy Momentum ETF	7,762
446	Invesco DWA Financial Momentum ETF	21,939
143	Invesco DWA SmallCap Momentum ETF	11,798
916	Invesco FTSE RAFI Canadian Fundamental Index	26,265
354	Invesco KBW High Dividend Yield Financial ETF	6,754
21	Invesco KBW Property & Casualty ETF	1,732
2,231	Invesco S&P 500 Downside Hedge ETF	80,896
2,262	Invesco S&P 500 Pure Value ETF	187,678
34,082	Invesco S&P SmallCap Energy ETF	298,218
53	Invesco S&P SmallCap Financials ETF	3,136
1,509	Invesco S&P SmallCap Health Care ETF(a)	241,697
804	Invesco S&P SmallCap Information Technology ETF	109,320
35	Invesco S&P SmallCap Utilities & Communication Services ETF	2,251
348	Invesco Water Resources ETF	17,873
927	IQ US Real Estate Small Cap ETF	23,225
2,539	iShares Biotechnology ETF	320,092
777	iShares China Large-Cap ETF	27,117
12	iShares Core S&P/TSX Capped Composite Index ETF	319
12	iShares Currency Hedged MSCI EAFE ETF	399
938	iShares Dow Jones Asia Pacific Select Dividend 50 UCIT ETF	25,835
204	iShares EURO STOXX Mid UCITS ETF	14,983
94	iShares Expanded Tech-Software Sector ETF(a)	32,150
480	iShares Global Materials ETF	42,696
10	iShares Global Timber & Forestry ETF	884
1,011	iShares Latin America 40 ETF	27,196
3,049	iShares Micro-Cap ETF	387,924

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 39.6% (Continued)
35	iShares Mortgage Real Estate ETF	$1,112
137	iShares MSCI All Country Asia ex Japan ETF	10,771
1,315	iShares MSCI Australia ETF	31,626
262	iShares MSCI Brazil ETF	8,617
32	iShares MSCI Chile ETF	833
2,444	iShares MSCI China Small-Cap ETF	106,363
674	iShares MSCI EAFE ETF	49,350
2,689	iShares MSCI Emerging Markets ETF	125,657
1,487	iShares MSCI Emerging Markets Small-Cap ETF	83,778
10,030	iShares MSCI Frontier and Select EM ETF	338,713
1,671	iShares MSCI Global Multifactor ETF	60,990
844	iShares MSCI Hong Kong ETF	19,142
6,725	iShares MSCI India Small-Cap ETF	371,220
2,046	iShares MSCI Indonesia ETF	49,779
722	iShares MSCI Ireland ETF	37,257
5,917	iShares MSCI Japan ETF	372,416
865	iShares MSCI Japan Small-Cap ETF	63,232
17	iShares MSCI Mexico ETF	856
263	iShares MSCI Philippines ETF	8,666
359	iShares MSCI Taiwan ETF	22,947
259	iShares MSCI Thailand ETF	20,707
5,363	iShares MSCI UAE ETF	94,067
2,918	iShares MSCI United Kingdom Small-Cap ETF	116,188
126	iShares Russell 1000 Growth ETF	33,697
2,550	iShares Russell 1000 Value ETF	413,048
1,703	iShares Russell 2000 ETF	346,254
1,245	iShares Russell 2000 Growth ETF	317,637
7,064	iShares Russell 2000 Value ETF	1,121,338
2,525	iShares Russell Mid-Cap Growth ETF	250,177
6,268	iShares Russell Mid-Cap Value ETF	729,970
337	iShares S&P Mid-Cap 400 Growth ETF	25,989
303	iShares S&P/TSX Capped Materials Index ETF	4,740
200	iShares S&P/TSX Global Gold Index ETF	3,110
4,770	iShares S&P/TSX SmallCap Index ETF	78,339

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 39.6% (Continued)
533	iShares STOXX Europe 600 Banks UCITS ETF	$8,324
39	iShares STOXX Europe 600 Insurance UCITS ETF	1,363
8,887	iShares STOXX Europe 600 Travel & Leisure UCITS(a)	205,307
30	iShares STOXX Europe 600 Utilities UCITS ETF	1,359
7	iShares U.S. Financial Services ETF	1,309
441	iShares U.S. Healthcare Providers ETF	120,662
206	iShares U.S. Medical Devices ETF	12,195
292	iShares US Financials ETF	24,770
76	iShares US Pharmaceuticals ETF	13,955
2,684	KraneShares CSI China Internet ETF	89,807
1,180	Materials Select Sector SPDR Fund	98,388
55	SPDR Dow Jones Global Real Estate ETF	2,837
24	SPDR EURO STOXX 50 ETF	1,002
1,331	SPDR FactSet Innovative Technology ETF(a)	214,065
1,028	SPDR S&P 500 ETF Trust	448,855
4,397	SPDR S&P Emerging Asia Pacific ETF	508,424
77	SPDR S&P Insurance ETF	3,076
811	SPDR S&P Oil & Gas Exploration & Production ETF	94,814
641	SPDR S&P Regional Banking ETF	47,613
1,432	SPDR S&P Retail ETF	110,608
7,319	VanEck Africa Index ETF	155,675
3,980	VanEck Brazil Small-Cap ETF	68,496
6,455	VanEck ChiNext ETF	272,134
1,728	VanEck Egypt Index ETF	42,543
39	VanEck Israel ETF	1,798
91	VanEck Mortgage REIT Income ETF	1,502
6,095	VanEck Russia ETF	66,131
1,504	VanEck Russia Small-Cap ETF	32,216
103	VanEck Semiconductor ETF	27,619
2,996	VanEck Vietnam ETF	58,452
7,021	Vanguard FTSE Emerging Markets ETF	335,744
145	Vanguard Real Estate ETF	14,868
1,704	Vanguard Total World Stock ETF	169,838
1,090	VictoryShares US EQ Income Enhanced Volatility Weighted ETF	75,919

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 39.6% (Continued)
3,532	Wedbush ETFMG Video Game Tech ETF	$275,508
3,746	WisdomTree Emerging Markets SmallCap Dividend Fund	196,515
18	WisdomTree Europe SmallCap Dividend Fund	1,197
3,634	WisdomTree Japan Hedged SmallCap Equity Fund	156,880
4,144	Xtrackers Harvest CSI 300 China A-Shares ETF	151,836
1,158	Xtrackers Harvest CSI 500 China A-Shares ETF	45,271
2,929	Xtrackers MSCI All China Equity ETF	105,744
		13,524,001
	FIXED INCOME - 28.3%
831	BlackRock Ultra Short-Term Bond ETF	41,791
51,163	CI Canadian Convertible Bond ETF	411,658
91	First Trust Emerging Markets Local Currency Bond ETF	2,786
3,433	First Trust Municipal High Income ETF	183,734
52,568	First Trust Senior Loan ETF	2,489,621
413	Global X SuperIncome Preferred ETF	4,611
22,308	High Yield ETF	658,086
8,671	Highland/iBoxx Senior Loan ETF	135,875
993	Invesco Financial Preferred ETF	17,099
81,728	Invesco Global Short Term High Yield Bond ETF	1,655,809
1,454	Invesco Senior Loan ETF	31,654
3,131	Invesco Variable Rate Preferred ETF	77,242
1,666	iShares 0-5 Year TIPS Bond ETF	176,496
969	iShares 7-10 Year Treasury Bond ETF	108,644
1,466	iShares Agency Bond ETF	168,766
18,140	iShares Barclays USD Asia High Yield Bond Index ETF	141,855
873	iShares Floating Rate Bond ETF	44,235
4,070	iShares iBoxx $ High Yield Corporate Bond ETF	340,537
1,220	iShares JP Morgan EM Corporate Bond ETF	57,267
1,835	iShares JP Morgan USD Emerging Markets Bond ETF	182,032
3,591	iShares Preferred & Income Securities ETF	130,712
13,654	ProShares Short 20+ Year Treasury(a)	229,933
12,116	SPDR Blackstone Senior Loan ETF	546,310
6,185	SPDR Bloomberg Convertible Securities ETF	469,442
6,022	SPDR Bloomberg Euro High Yield Bond UCITS ETF	366,628

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	FIXED INCOME - 28.3% (Continued)
11,667	SPDR Doubleline Total Return Tactical ETF	$537,615
14,300	VanEck Emerging Markets High Yield Bond ETF	292,435
513	VanEck Fallen Angel High Yield Bond ETF	15,852
686	VanEck International High Yield Bond ETF	15,387
1,440	VanEck J. P. Morgan EM Local Currency Bond ETF	39,139
521	Vanguard Long-Term Treasury ETF	44,045
7	Vanguard Mortgage-Backed Securities ETF	360
1,085	Vanguard Total International Bond ETF	58,232
479	WisdomTree Emerging Markets Local Debt Fund	13,532
		9,689,420
	MIXED ALLOCATION - 0.5%
521	iShares Morningstar Multi-Asset Income ETF	11,868
5,502	SPDR SSgA Multi-Asset Real Return ETF	159,118
		170,986
	SPECIALTY - 0.3%
346	Invesco DB US Dollar Index Bullish Fund(a)	8,954
304	ProShares Short VIX Short-Term Futures ETF(a)	15,623
3,204	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	83,913
		108,490

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,118,033)	25,470,712

Shares		Fair Value
	EXCHANGE-TRADED NOTES — 0.0%(c)
	COMMODITY - 0.0%(c)
68	iPath Series B Bloomberg Coffee Subindex Total Return ETN(a),(b)	4,302
68	iPath Series B Bloomberg Grains Subindex Total Return ETN(a),(b)	5,369
		9,671
	SPECIALTY - 0.0%(c)
304	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	7,296

	TOTAL EXCHANGE-TRADED NOTES (Cost $18,093)	16,967

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 17.8%
	ALTERNATIVE - 6.3%
131,970	Easterly Hedged Equity Fund, Class R6(d)	$1,376,445
72,508	Kellner Merger Fund, Institutional Class	772,212
625	Merger Fund (The), Class V	10,861
		2,159,518
	FIXED INCOME - 11.5%
363,279	Easterly Income Opportunities Fund, Class R6(d)	3,916,149

	TOTAL OPEN END FUNDS (Cost $6,336,767)	6,075,667

	TOTAL INVESTMENTS - 92.3% (Cost $33,472,893)	$31,563,346
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.7%	2,644,967
	NET ASSETS - 100.0%	$34,208,313

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	03/23/2022	Brown Brothers Harriman	311,694	$15,160	$(96)
				$15,160	$(96)

To Sell:
Canadian Dollar	03/02/2022	Brown Brothers Harriman	1,535	$1,211	$(11)
Australian Dollar	03/23/2022	Brown Brothers Harriman	104,081	75,605	(824)
British Pound	03/23/2022	Brown Brothers Harriman	118,115	158,473	1,926
Canadian Dollar	03/23/2022	Brown Brothers Harriman	703,780	555,216	(323)
Euro	03/23/2022	Brown Brothers Harriman	1,077,801	1,209,837	16,783
Japanese Yen	03/23/2022	Brown Brothers Harriman	53,863,857	468,819	(2,061)
Swiss Franc	03/23/2022	Brown Brothers Harriman	11,331	12,367	(63)
				$2,481,528	$15,427

Total					$15,331

EASTERLY TOTAL HEDGE PORTFOLIO
February 28, 2022 (Unaudited) (Continued)

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

BBH	Brown Brothers Harriman

DB	Deutsche Bank

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the James Alpha Total Hedge Cayman Fund Ltd..

(c)	Percentage rounds to less than 0.1%.

(d)	Affiliated Issuer

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

TOTAL RETURN SWAP - 0.0%
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Appreciation/ (Depreciation)
1,155,998	S&P 500 Equal Weighted Index	185	Goldman Sachs	5/20/2022	Pay	0.0500	$—
99,978	S&P 500 Equal Weighted Index	16	Goldman Sachs	5/20/2022	Pay	0.0500	—
							$—

Unrealized Appreciation/ (Depreciation)
TOTAL RETURN SWAP - 0.0%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the Easterly Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 58,245 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The Easterly Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The Easterly Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the Easterly Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Easterly Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and expires on July 30, 2024. (Notional Value $6,439,627)	$(47,986)
$(47,986)
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 7,713 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 8, 2023. (Notional Value $900,704)	$9,791
$9,791
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly . The GS i-Select Index is actively managed by Easterly . The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 8, 2023. (Notional Value $1,812,433)	$(13)
$(13)
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 4,445 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 8, 2023. (Notional Value $464,832)	$220
$220
TOTAL RETURN SWAP - 0.1%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 8,739 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 8, 2023. (Notional Value $1,211,509)	$(19,668)
$(19,668)
TOTAL RETURN SWAP - 0.1%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 9,695 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 30, 2021 and expires on February 8, 2023. (Notional Value $1,436,362)	$48,014
$48,014

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Easterly Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Long Future Contracts	Counterparty	February 28, 2022	Expiration	(Depreciation)	Unrealized Gain/Loss
12	Corn Future	Deutsche Bank	412,734	5/13/2022	$13,718	(28.59)%
2	E-Mini S&P 500	Deutsche Bank	366,450	3/18/2022	(613)	1.28%
1	Eurodollar	Deutsche Bank	334,029	12/18/2023	(18,947)	39.48%
1	Gold	Deutsche Bank	248,540	4/27/2022	5,774	(12.03)%
6	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	431,639	11/20/2023	43,445	(90.54)%
3	NY Harbour ULSD Future	Deutsche Bank	375,168	9/30/2022	9,694	(20.20)%
					53,071

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Short Future Contracts	Counterparty	February 28, 2022	Expiration	(Depreciation)	Unrealized Gain
(2)	3 month Euro (EURIBOR)	Deutsche Bank	534,983	6/17/2024	2,494	(5.20)%
(4)	3 Month SONIA Index Futures	Deutsche Bank	1,247,100	3/19/2024	2,366	(4.93)%
(7)	3 year Australian Treasury Bond	Deutsche Bank	597,073	3/15/2022	7,215	(15.04)%
(0)	10 year Japanese Government Bond	Deutsche Bank	261,817	3/14/2022	(883)	1.84%
(6)	AUD/USD	Deutsche Bank	454,157	3/14/2022	(2,975)	6.20%
(9)	Corn Future	Deutsche Bank	299,044	7/14/2022	(41,565)	86.62%
(4)	EUR/USD	Deutsche Bank	502,717	3/14/2022	2,796	(5.83)%
(3)	Euro-BOBL	Deutsche Bank	443,620	3/8/2022	1,346	(2.80)%
(4)	Eurodollar	Deutsche Bank	901,504	12/16/2024	7,939	(16.54)%
(3)	JPY/USD	Deutsche Bank	299,701	3/14/2022	1,024	(2.13)%
(3)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	256,192	11/21/2022	(22,668)	47.24%
(4)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	344,522	5/20/2022	(50,761)	105.78%
(2)	Long Gilt Future	Deutsche Bank	354,577	6/28/2022	(786)	1.64%
(3)	NY Harbour ULSD Future	Deutsche Bank	377,035	8/31/2022	(10,226)	21.31%
(2)	SOFR 3month Futures	Deutsche Bank	440,564	6/18/2024	1,039	(2.17)%
(3)	SOFR 3month Futures	Deutsche Bank	680,428	12/19/2023	786	(1.64)%
(2)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	415,785	12/19/2022	86	(0.18)%
(6)	Wheat Future	Deutsche Bank	285,991	9/14/2022	(7,960)	16.59%
					(110,733)

	TOTAL FUTURES CONTRACTS				$(57,662)

PURCHASED CALL OPTIONS*

						Percentage of Total
		Notional Value at				Return Swap
Description	Counterparty	February 28, 2022	Expiration	Strike Price	Unrealized Appreciation	Unrealized Gain
CNH/USD	Deutsche Bank	315,472	4/18/2022	6.60	$66	(0.14)%
USD/EUR	Deutsche Bank	315,472	4/28/2022	1.18	450	(0.94)%
ZAR/USD	Deutsche Bank	243,619	7/21/2022	15.40	847	(1.76)%
					1,362

WRITTEN CALL OPTIONS*

						Percentage of Total
		Notional Value at				Return Swap
Description	Counterparty	November 30, 2021	Expiration	Strike Price	Unrealized Appreciation	Unrealized Gain
JPY/USD	Deutsche Bank	554,838	12/9/2021	114.00	$(2,037)	4.24%
JPY/USD	Deutsche Bank	277,419	12/9/2021	114.00	(1,095)	2.28%
USD/GBP	Deutsche Bank	174,774	1/3/2022	1.41	(7)	0.01%
					(3,139)

FORWARD CURRENCY CONTRACTS +*

							Unrealized	Percentage of Total
Settlement							Appreciation /	Return Swap
Date	Units to Receive/Deliver	Counterparty		In Exchange For		US Dollar Value	(Depreciation)	Unrealized Gain/Loss
To Buy:
3/11/2022	1,677,488	Deutsche Bank	CNH	263,082	USD	260,565	(2,517)	5.25%
9/30/2022	3,508,466	Deutsche Bank	HKD	450,802	USD	450,802	—	0.00%
5/17/2022	4,739,364,204	Deutsche Bank	IDO	319,795	USD	311,195	(8,601)	17.92%
6/16/2022	1,543,975,400	Deutsche Bank	KRO	1,322,982	USD	1,362,530	39,548	(82.42)%
10/27/2022	884,059,575	Deutsche Bank	KRO	742,997	USD	750,092	7,095	(14.79)%
11/16/2022	446,706,342	Deutsche Bank	KRO	376,605	USD	381,282	4,677	(9.75)%
11/1/2022	438,909,238	Deutsche Bank	KRO	372,775	USD	380,158	7,382	(15.38)%
11/3/2022	435,676,281	Deutsche Bank	KRO	362,134	USD	361,598	(535)	1.12%
10/21/2022	431,070,816	Deutsche Bank	KRO	360,647	USD	362,497	1,850	(3.86)%
11/8/2022	433,649,444	Deutsche Bank	KRO	360,642	USD	360,283	(359)	0.75%
3/31/2022	9,742,661	Deutsche Bank	TWO	349,947	USD	351,861	1,914	(3.99)%
3/31/2022	198,779	Deutsche Bank	USD	276,402	AUD	276,424	22	(0.05)%
3/30/2022	189,069	Deutsche Bank	USD	261,991	AUD	262,954	963	(2.01)%
7/21/2022	3,751,726	Deutsche Bank	ZAR	243,619	USD	244,465	847	(1.76)%
							52,287

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Easterly Deutsche Bank Swap Top 50 Holdings (Continued)

To Sell:
12/30/2022	3,505,446	Deutsche Bank	HKD	450,809	USD	450,880	71	(0.15)%
2/3/2023	435,640,216	Deutsche Bank	KRO	360,647	USD	363,008	2,361	(4.92)%
2/8/2023	433,631,411	Deutsche Bank	KRO	360,647	USD	361,371	724	(1.51)%
7/21/2022	431,002,293	Deutsche Bank	KRO	360,652	USD	358,392	(2,260)	4.71%
8/1/2022	438,215,876	Deutsche Bank	KRO	372,780	USD	364,446	(8,335)	17.37%
8/16/2022	446,107,540	Deutsche Bank	KRO	376,610	USD	371,070	(5,541)	11.55%
7/27/2022	883,196,396	Deutsche Bank	KRO	743,008	USD	734,460	(8,547)	17.81%
9/16/2022	1,545,178,483	Deutsche Bank	KRO	1,302,160	USD	1,285,630	(16,530)	34.45%
3/31/2022	317,498	Deutsche Bank	USD	282,933	EUR	282,824	(108)	0.23%
2/28/2022	397,166	Deutsche Bank	USD	354,078	EUR	353,508	(569)	1.19%
							(38,734)

	TOTAL FORWARD CURRENCY CONTRACTS

	All Other Investments						(2,100)
	Total Unrealized Appreciation of Swap						$(47,986)

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

EUR - Euro

GBP - Great Britain Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Call Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
11	S&P 500 Index	Goldman Sachs	49,084	3/18/2022	$4,230	$2,219
11	S&P 500 Index	Goldman Sachs	48,211	3/18/2022	$4,290	1,691
8	S&P 500 Index	Goldman Sachs	34,798	3/18/2022	$4,310	1,109
6	S&P 500 Index	Goldman Sachs	25,244	3/18/2022	$4,335	708
9	S&P 500 Index	Goldman Sachs	37,346	3/18/2022	$4,355	938
5	S&P 500 Index	Goldman Sachs	22,996	3/18/2022	$4,360	560
5	S&P 500 Index	Goldman Sachs	20,771	3/18/2022	$4,365	491
19	S&P 500 Index	Goldman Sachs	84,045	3/18/2022	$4,385	1,757
15	S&P 500 Index	Goldman Sachs	65,961	3/18/2022	$4,405	1,211
4	S&P 500 Index	Goldman Sachs	18,419	3/18/2022	$4,420	304
11	S&P 500 Index	Goldman Sachs	47,376	3/18/2022	$4,425	755
6	S&P 500 Index	Goldman Sachs	26,654	3/18/2022	$4,435	395
12	S&P 500 Index	Goldman Sachs	50,672	3/18/2022	$4,470	568
12	S&P 500 Index	Goldman Sachs	52,642	3/18/2022	$4,475	564
8	S&P 500 Index	Goldman Sachs	34,151	3/18/2022	$4,480	349
9	S&P 500 Index	Goldman Sachs	38,182	3/18/2022	$4,485	373
3	S&P 500 Index	Goldman Sachs	13,831	3/18/2022	$4,490	129
8	S&P 500 Index	Goldman Sachs	36,038	3/18/2022	$4,500	307
9	S&P 500 Index	Goldman Sachs	41,009	3/18/2022	$4,505	332
6	S&P 500 Index	Goldman Sachs	28,267	3/18/2022	$4,515	207
9	S&P 500 Index	Goldman Sachs	39,903	3/18/2022	$4,520	278
7	S&P 500 Index	Goldman Sachs	29,785	3/18/2022	$4,545	161
5	S&P 500 Index	Goldman Sachs	23,106	3/18/2022	$4,580	84
9	S&P 500 Index	Goldman Sachs	41,203	3/18/2022	$4,585	141
7	S&P 500 Index	Goldman Sachs	31,466	3/18/2022	$4,590	101
3	S&P 500 Index	Goldman Sachs	13,315	3/18/2022	$4,670	16
6	S&P 500 Index	Goldman Sachs	24,848	3/18/2022	$4,680	27
6	S&P 500 Index	Goldman Sachs	25,895	3/18/2022	$4,700	22
4	S&P 500 Index	Goldman Sachs	19,268	3/18/2022	$4,715	14
8	S&P 500 Index	Goldman Sachs	36,469	3/18/2022	$4,795	12
5	S&P 500 Index	Goldman Sachs	21,474	4/14/2022	$4,235	1,160
6	S&P 500 Index	Goldman Sachs	24,909	4/14/2022	$4,295	1,104
3	S&P 500 Index	Goldman Sachs	12,793	4/14/2022	$4,315	528
7	S&P 500 Index	Goldman Sachs	29,858	4/14/2022	$4,390	906
3	S&P 500 Index	Goldman Sachs	13,283	4/14/2022	$4,410	370
3	S&P 500 Index	Goldman Sachs	13,005	4/14/2022	$4,430	329
3	S&P 500 Index	Goldman Sachs	13,239	4/14/2022	$4,475	266
3	S&P 500 Index	Goldman Sachs	13,445	4/14/2022	$4,480	263
3	S&P 500 Index	Goldman Sachs	11,948	4/14/2022	$4,525	180
5	S&P 500 Index	Goldman Sachs	22,897	4/14/2022	$4,590	225
4	S&P 500 Index	Goldman Sachs	16,219	5/20/2022	$4,395	637
4	S&P 500 Index	Goldman Sachs	16,877	5/20/2022	$4,485	472
						22,263

WRITTEN CALL OPTIONS

Number of			Notional Value at
Contracts	Open Written Call Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
117	Apple, Inc.	Goldman Sachs	19,326	3/18/2022	$175	$100
399	Cisco Systems, Inc.	Goldman Sachs	22,258	3/18/2022	$55	749
278	NextEra Energy, Inc.	Goldman Sachs	21,760	3/18/2022	$75	1,184
308	Pfizer, Inc.	Goldman Sachs	14,452	3/18/2022	$55	20
300	Verizon Communications, Inc.	Goldman Sachs	16,083	3/18/2022	$53	529
291	Verizon Communications, Inc.	Goldman Sachs	15,632	4/14/2022	$53	611
121	Walmart, Inc.	Goldman Sachs	16,397	3/18/2022	$140	105
136	Walmart, Inc.	Goldman Sachs	18,339	3/18/2022	$135	381
						3,679

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	February 28, 2022	Expiration
0	CBOT 5 Year US Treasury Note	Goldman Sachs	56,928	6/30/2022
0	CBOT Soybean Future	Goldman Sachs	26,567	5/13/2022
0	CBOT Wheat Future	Goldman Sachs	19,923	7/14/2022
0	CBOT Wheat Future	Goldman Sachs	19,656	9/14/2022
1	CME Live Cattle Future	Goldman Sachs	28,931	8/31/2022
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	53,423	3/8/2022
0	ICE Brent Crude Oil Future	Goldman Sachs	32,616	3/31/2022
0	ICE Brent Crude Oil Future	Goldman Sachs	31,661	4/29/2022
0	ICE Gas Oil Future	Goldman Sachs	18,732	4/12/2022
0	LME Nickel Future	Goldman Sachs	25,427	4/14/2022
0	LME Nickel Future	Goldman Sachs	25,310	5/16/2022
0	LME Zinc Future	Goldman Sachs	26,345	7/18/2022
0	LME Zinc Future	Goldman Sachs	26,247	8/15/2022
2	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	42,951	4/29/2022

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	February 28, 2022	Expiration
0	3 Month Euro Euribor Future	Goldman Sachs	138,734	6/13/2022
0	3 Month Euro Euribor Future	Goldman Sachs	138,716	9/19/2022
0	3 Month Euro Euribor Future	Goldman Sachs	138,685	12/19/2022
0	3 Month Euro Euribor Future	Goldman Sachs	138,564	3/13/2023
0	3 Month Euro Euribor Future	Goldman Sachs	138,501	6/19/2023
1	3 Month SOFR Future	Goldman Sachs	147,586	6/14/2022
1	3 Month SOFR Future	Goldman Sachs	147,381	9/20/2022
1	3 Month SOFR Future	Goldman Sachs	147,081	12/20/2022
1	3 Month SOFR Future	Goldman Sachs	146,739	3/14/2023
1	3 Month SOFR Future	Goldman Sachs	146,442	6/20/2023
1	CBOT 2 Year US Treasury Note Future	Goldman Sachs	152,431	6/30/2022
1	CBOT 5 Year US Treasury Note	Goldman Sachs	78,175	6/30/2022
1	CBOT Wheat Future	Goldman Sachs	37,627	5/13/2022
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	26,738	3/8/2022
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	27,085	6/8/2022
0	ICE Brent Crude Oil Future	Goldman Sachs	33,904	6/30/2022
0	ICE Brent Crude Oil Future	Goldman Sachs	33,380	7/29/2022
0	ICE Gas Oil Future	Goldman Sachs	19,706	7/12/2022
0	ICE Gas Oil Future	Goldman Sachs	19,434	8/11/2022
0	LME Nickel Future	Goldman Sachs	25,986	7/18/2022
0	LME Nickel Future	Goldman Sachs	25,802	8/15/2022
0	LME Zinc Future	Goldman Sachs	25,116	4/14/2022
0	LME Zinc Future	Goldman Sachs	25,084	5/16/2022
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	23,819	6/30/2022
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	23,941	9/30/2022
0	Three Month SONIA Index Future	Goldman Sachs	133,421	6/14/2022
0	Three Month SONIA Index Future	Goldman Sachs	133,270	9/20/2022
0	Three Month SONIA Index Future	Goldman Sachs	133,187	12/20/2022
0	Three Month SONIA Index Future	Goldman Sachs	133,175	3/14/2023
0	Three Month SONIA Index Future	Goldman Sachs	133,135	6/20/2023
0	TSE Japanese 10 Year Bond Futures	Goldman Sachs	22,802	3/10/2022

WRITTEN PUT OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
10	S&P 500 Index	Goldman Sachs	43,188	3/4/2022	$3,780	$18
10	S&P 500 Index	Goldman Sachs	42,402	3/4/2022	$3,925	27
54	S&P 500 Index	Goldman Sachs	234,070	3/4/2022	$4,040	260
						305

CREDIT DEFAULT SWAPS

Number of			Notional Value at
Contracts	Open Credit Default Swaps	Counterparty	February 28, 2022	Expiration	Value
58,130	Markit CDX North America High Yield Index	Goldman Sachs	58,130	12/20/2026	$966
51,825	Markit iTraxx Europe Index	Goldman Sachs	58,210	12/20/2026	910
					1,876

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Long Equity Forwards	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
14	S&P 500 Index	Goldman Sachs	61,426	6/16/2023	$4,375	$54

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
20	S&P 500 Index	Goldman Sachs	87,397	5/20/2022	$4,385	$419
41	S&P 500 Index	Goldman Sachs	179,659	6/17/2022	$4,380	765
26	S&P 500 Index	Goldman Sachs	113,306	7/15/2022	$4,380	472
24	S&P 500 Index	Goldman Sachs	104,836	8/19/2022	$4,380	456
27	S&P 500 Index	Goldman Sachs	117,221	9/16/2022	$4,375	404
16	S&P 500 Index	Goldman Sachs	71,663	10/21/2022	$4,375	213
19	S&P 500 Index	Goldman Sachs	84,098	11/18/2022	$4,375	249
67	S&P 500 Index	Goldman Sachs	295,105	12/16/2022	$4,375	855
19	S&P 500 Index	Goldman Sachs	82,312	2/17/2023	$4,375	80
20	S&P 500 Index	Goldman Sachs	87,897	3/17/2023	$4,375	77
						3,990

PURCHASED PUT OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
16	S&P 500 Index	Goldman Sachs	72,337	12/17/2021	$1,775	$3
18	S&P 500 Index	Goldman Sachs	80,629	12/17/2021	$1,800	4
15	S&P 500 Index	Goldman Sachs	69,147	12/17/2021	$2,075	6
19	S&P 500 Index	Goldman Sachs	87,507	12/17/2021	$2,100	4
37	S&P 500 Index	Goldman Sachs	169,319	12/17/2021	$2,125	6
30	S&P 500 Index	Goldman Sachs	136,540	12/17/2021	$2,150	9
29	S&P 500 Index	Goldman Sachs	130,429	12/17/2021	$2,175	8
23	S&P 500 Index	Goldman Sachs	103,368	12/17/2021	$2,200	7
27	S&P 500 Index	Goldman Sachs	123,847	12/17/2021	$2,250	13
18	S&P 500 Index	Goldman Sachs	82,239	12/17/2021	$2,425	12
26	S&P 500 Index	Goldman Sachs	119,661	12/17/2021	$2,450	14
25	S&P 500 Index	Goldman Sachs	114,222	12/17/2021	$2,500	15
36	S&P 500 Index	Goldman Sachs	162,237	12/17/2021	$2,525	20
25	S&P 500 Index	Goldman Sachs	115,078	12/17/2021	$2,550	23
23	S&P 500 Index	Goldman Sachs	107,229	12/17/2021	$2,575	65
16	S&P 500 Index	Goldman Sachs	74,722	12/17/2021	$2,675	82
17	S&P 500 Index	Goldman Sachs	76,384	12/17/2021	$2,700	97
34	S&P 500 Index	Goldman Sachs	153,919	12/17/2021	$2,800	205
20	S&P 500 Index	Goldman Sachs	90,796	12/17/2021	$2,825	180
25	S&P 500 Index	Goldman Sachs	112,768	3/18/2022	$2,050	360
26	S&P 500 Index	Goldman Sachs	117,080	3/18/2022	$2,100	322
35	S&P 500 Index	Goldman Sachs	157,580	3/18/2022	$2,150	382
16	S&P 500 Index	Goldman Sachs	74,462	3/18/2022	$2,250	454
21	S&P 500 Index	Goldman Sachs	94,082	3/18/2022	$2,500	488
16	S&P 500 Index	Goldman Sachs	73,411	3/18/2022	$2,550	438
22	S&P 500 Index	Goldman Sachs	98,738	3/18/2022	$2,600	407
15	S&P 500 Index	Goldman Sachs	69,253	3/18/2022	$2,775	659
17	S&P 500 Index	Goldman Sachs	78,353	3/18/2022	$2,875	1,252
17	S&P 500 Index	Goldman Sachs	79,452	3/18/2022	$2,925	476
23	S&P 500 Index	Goldman Sachs	103,314	4/14/2022	$2,500	549
16	S&P 500 Index	Goldman Sachs	75,053	6/17/2022	$2,050	587
19	S&P 500 Index	Goldman Sachs	86,291	6/17/2022	$2,500	871
16	S&P 500 Index	Goldman Sachs	70,901	6/17/2022	$2,550	1,124
22	S&P 500 Index	Goldman Sachs	101,237	7/15/2022	$2,600	1,599
15	S&P 500 Index	Goldman Sachs	69,158	8/19/2022	$2,600	1,356
16	S&P 500 Index	Goldman Sachs	73,289	8/19/2022	$2,650	1,370
20	S&P 500 Index	Goldman Sachs	93,491	9/16/2022	$2,500	626
21	S&P 500 Index	Goldman Sachs	94,330	9/16/2022	$2,550	679
17	S&P 500 Index	Goldman Sachs	79,447	9/16/2022	$2,600	843
15	S&P 500 Index	Goldman Sachs	70,491	10/21/2022	$2,500	585
						16,200

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
505	S&P 500 Index	Goldman Sachs	2,209,483	3/18/2022	$4,385	$7,762
479	S&P 500 Index	Goldman Sachs	2,094,968	4/14/2022	$4,385	8,318
253	S&P 500 Index	Goldman Sachs	1,108,406	5/20/2022	$4,385	5,317
74	S&P 500 Index	Goldman Sachs	324,981	6/17/2022	$4,380	1,384
						22,781

PURCHASED CALL OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
73	S&P 500 Index	Goldman Sachs	319,551	3/18/2022	$4,300	$10,614
102	S&P 500 Index	Goldman Sachs	446,798	3/18/2022	$4,375	9,858
93	S&P 500 Index	Goldman Sachs	408,478	3/18/2022	$4,420	6,663
96	S&P 500 Index	Goldman Sachs	421,954	3/18/2022	$4,450	5,461
76	S&P 500 Index	Goldman Sachs	333,977	3/18/2022	$4,500	2,763
58	S&P 500 Index	Goldman Sachs	251,929	3/18/2022	$4,575	901
72	S&P 500 Index	Goldman Sachs	316,082	3/18/2022	$4,620	633
107	S&P 500 Index	Goldman Sachs	467,375	4/14/2022	$4,330	18,151
75	S&P 500 Index	Goldman Sachs	329,407	4/14/2022	$4,405	9,329
64	S&P 500 Index	Goldman Sachs	280,831	4/14/2022	$4,445	6,553
108	S&P 500 Index	Goldman Sachs	473,924	4/14/2022	$4,475	9,448
61	S&P 500 Index	Goldman Sachs	266,381	4/14/2022	$4,520	4,091
69	S&P 500 Index	Goldman Sachs	302,899	5/20/2022	$4,360	13,332
						97,797

PURCHASED PUT OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
148	S&P 500 Index	Goldman Sachs	645,584	3/18/2022	$3,350	$457
143	S&P 500 Index	Goldman Sachs	625,174	3/18/2022	$2,450	57
141	S&P 500 Index	Goldman Sachs	616,564	3/18/2022	$2,875	165
141	S&P 500 Index	Goldman Sachs	615,217	3/18/2022	$3,150	288
122	S&P 500 Index	Goldman Sachs	532,578	3/18/2022	$2,500	55
76	S&P 500 Index	Goldman Sachs	334,182	3/18/2022	$2,300	20
76	S&P 500 Index	Goldman Sachs	333,130	3/18/2022	$2,400	26
68	S&P 500 Index	Goldman Sachs	295,284	3/18/2022	$2,825	70
238	S&P 500 Index	Goldman Sachs	1,038,996	4/14/2022	$2,550	731
183	S&P 500 Index	Goldman Sachs	800,220	4/14/2022	$2,500	525
139	S&P 500 Index	Goldman Sachs	606,481	4/14/2022	$2,750	579
117	S&P 500 Index	Goldman Sachs	509,769	4/14/2022	$2,700	452
95	S&P 500 Index	Goldman Sachs	417,598	4/14/2022	$2,900	498
86	S&P 500 Index	Goldman Sachs	377,946	4/14/2022	$2,650	311
74	S&P 500 Index	Goldman Sachs	322,277	4/14/2022	$2,350	165
71	S&P 500 Index	Goldman Sachs	310,264	4/14/2022	$2,200	122
163	S&P 500 Index	Goldman Sachs	710,776	5/20/2022	$2,200	773
112	S&P 500 Index	Goldman Sachs	490,954	5/20/2022	$2,300	616
100	S&P 500 Index	Goldman Sachs	437,532	5/20/2022	$2,250	512
86	S&P 500 Index	Goldman Sachs	374,414	5/20/2022	$2,350	504
67	S&P 500 Index	Goldman Sachs	292,072	5/20/2022	$2,400	422
80	S&P 500 Index	Goldman Sachs	350,280	6/17/2022	$2,200	585
						7,933

WRITTEN PUT OPTIONS

Number of			Notional Value at
Contracts	Open Written Put Options	Counterparty	February 28, 2022	Expiration	Exercise Price	Market Value
169	S&P 500 Index	Goldman Sachs	740,815	3/18/2022	$4,065	$4,997
131	S&P 500 Index	Goldman Sachs	574,106	3/18/2022	$4,190	6,435
148	S&P 500 Index	Goldman Sachs	645,584	3/18/2022	$4,230	8,501
97	S&P 500 Index	Goldman Sachs	422,464	4/14/2022	$3,960	4,728
63	S&P 500 Index	Goldman Sachs	275,899	4/14/2022	$3,995	3,402
86	S&P 500 Index	Goldman Sachs	375,905	4/14/2022	$4,075	5,776
95	S&P 500 Index	Goldman Sachs	417,598	4/14/2022	$4,115	7,150
66	S&P 500 Index	Goldman Sachs	288,363	5/20/2022	$3,680	3,090
58	S&P 500 Index	Goldman Sachs	252,651	5/20/2022	$3,740	3,062
76	S&P 500 Index	Goldman Sachs	333,298	5/20/2022	$3,850	5,076
73	S&P 500 Index	Goldman Sachs	317,752	5/20/2022	$3,990	6,488
						58,705

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7%
	AGENCY CMBS — 1.7%
847,054	Freddie Mac Multifamily Structured Pass Through(a),(d)		2.2460	05/25/47	$116,580
2,848,068	FREMF 2017-KF37 Mortgage Trust(b),(c)	US0001M + 2.750%	2.8570	06/25/27	2,836,758
1,954,279	FREMF 2018-KF46(b),(c)	US0001M + 1.950%	2.0570	03/25/28	1,912,915
126,207	Government National Mortgage Association(a),(d)		0.5760	04/16/53	967
1,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(b),(c)	US0001M + 3.250%	3.4370	10/15/49	959,562
					5,826,782
	AUTO LOAN — 0.6%
2,000,000	CPS Auto Receivables Trust 2018-B(c)		5.6100	12/16/24	2,044,459

	CDO — 4.9%
109,993	ARCap 2003-1 Resecuritization Trust(c)		7.1100	08/20/38	111,343
768,096	Aspen Funding I Ltd.		9.0600	07/10/37	793,136
7,540,147	DWRS 2016-1(c),(g)		1.0440	04/23/32	2,412,847
3,806,135	Galleria CDO V Ltd.(b),(c)	US0003M + 2.400%	2.5220	09/19/37	3,639,799
3,762,565	Mid Ocean CBO 2001-1 Ltd.(b),(g)	US0003M + 0.500%	2.3910	11/05/36	1,036,094
1,756,000	MMcapS Funding XVII Ltd.(b),(c)	US0003M + 0.600%	0.7200	12/01/35	1,545,280
5,396,000	Trapeza Cdo Xii Ltd.(b),(c)	US0003M + 0.460%	0.6760	04/06/42	4,478,681
3,000,000	Tropic CDO IV Ltd.(b),(c)	US0003M + 1.000%	1.2410	04/15/35	2,700,000
					16,717,180
	CLO — 5.8%
750,000	BlueMountain CLO 2013-2 Ltd.(b),(c)	US0003M + 1.300%	1.5590	10/22/30	747,838
480,493	Cutwater 2014-I Ltd.(b),(c)	US0003M + 1.700%	1.9410	07/15/26	480,507
1,000,000	Deerpath Capital CLO 2018-1 LTD(b),(c)	US0003M + 3.500%	3.7410	01/15/31	992,757
1,000,000	Deerpath Capital CLO 2020-1 LTD(b),(c)	US0003M + 3.900%	4.1410	04/17/32	981,843
2,500,000	Ellington Clo II Ltd.(b),(c)	US0003M + 2.900%	3.4060	02/15/29	2,486,600
500,000	Ellington Clo III Ltd.(b),(c)	US0003M + 3.740%	3.9940	07/20/30	483,342
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	1.8770	07/15/45	123,893
1,202,741	Halcyon Loan Advisors Funding 2013-1 Ltd.(b),(c)	US0003M + 3.500%	3.7410	04/15/25	1,179,384
2,646,500	Halcyon Loan Advisors Funding 2013-2 Ltd.(b),(c),(g)	US0003M + 3.800%	4.1170	08/01/25	2,373,008
1,411,232	Halcyon Loan Advisors Funding 2014-2 Ltd.(b),(c)	US0003M + 3.500%	3.7780	04/28/25	1,394,464
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(b),(c)	US0003M + 3.650%	3.9090	10/22/25	1,325,831
250,000	Nassau 2018-I Ltd.(b),(c)	US0003M + 5.850%	6.0910	07/15/31	213,169
500,000	Peaks CLO 2 Ltd.(b),(c)	US0003M + 3.600%	3.8540	07/20/31	500,057

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	CLO — 5.8% (Continued)
2,750,000	Peaks CLO 2 Ltd.(b),(c)	US0003M + 5.000%	5.2540	07/20/31	$2,691,424
500,000	Steele Creek Clo 2018-2 Ltd.(b),(c)	US0003M + 3.400%	3.8880	08/18/31	488,806
3,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(b),(c)	US0003M + 2.450%	2.6910	01/16/31	3,001,529
500,000	Zais Clo 13 Ltd.(b),(c)	US0003M + 4.520%	4.7610	07/15/32	459,465
					19,923,917
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6%
158,627	ABN Amro Mortgage Corporation		5.5000	10/25/33	160,270
655,089	Adjustable Rate Mortgage Trust 2005-6A(b)	US0001M + 0.840%	1.0270	11/25/35	223,085
48,206	Alternative Loan Trust 1998-4(e)		6.4280	08/25/28	48,707
23,726	Alternative Loan Trust 2003-22CB		5.7500	12/25/33	24,219
128,301	Alternative Loan Trust 2003-J2 Series 2003-J2 Class A1		6.0000	10/25/33	129,610
154,011	Alternative Loan Trust 2003-J3		5.2500	11/25/33	155,509
52,150	Alternative Loan Trust 2003-J3		6.2500	12/25/33	53,007
64,383	Alternative Loan Trust 2004-15(b)		2.2410	09/25/34	63,426
12,814	Alternative Loan Trust 2004-16CB		5.5000	07/25/34	12,998
8,633,448	Alternative Loan Trust 2004-24CB		6.0000	11/25/34	9,047,335
488,270	Alternative Loan Trust 2004-28CB		5.7500	01/25/35	487,777
95,896	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	96,357
49,066	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	49,378
118,336	Alternative Loan Trust 2004-J10		6.0000	09/25/34	120,905
688,586	Alternative Loan Trust 2004-J10		5.5000	11/25/34	693,915
26,147	Alternative Loan Trust 2004-J10		5.0000	10/25/53	26,108
62,865	Alternative Loan Trust 2004-J11		7.2500	08/25/32	65,878
148,331	Alternative Loan Trust 2004-J8		7.0000	08/25/34	141,835
100,616	Alternative Loan Trust 2005-14(b)	US0001M + 0.420%	0.6070	05/25/35	92,519
232,882	Alternative Loan Trust 2005-27(b)	12MTA + 1.350%	1.4540	08/25/35	215,331
39,937	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	35,256
42,566	Alternative Loan Trust 2005-54CB		5.5000	11/25/35	38,804
124,326	Alternative Loan Trust 2005-61(b)	US0001M + 0.560%	0.7470	12/25/35	123,940
166,695	Alternative Loan Trust 2005-6CB		5.5000	04/25/35	161,447
172,600	Alternative Loan Trust 2005-72(b)	US0001M + 0.600%	0.7870	01/25/36	166,685
48,147	Alternative Loan Trust 2005-J11		6.0000	10/25/35	32,720
56,502	Alternative Loan Trust 2005-J11		5.5000	11/25/35	41,172
158,509	Alternative Loan Trust 2005-J8		5.5000	07/25/35	146,045

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
105,775	Alternative Loan Trust 2006-40T1		6.0000	12/25/36	$44,909
49,711	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	49,490
95,287	American Home Mortgage Investment Trust 2004-1(b)	US0006M + 2.000%	2.5340	04/25/44	96,001
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2		6.2860	03/25/49	2,963,711
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-4(c),(d)		4.4120	07/26/49	2,946,098
613,860	APS Resecuritization Trust 2016-3(b),(c)	US0001M + 2.850%	3.0370	09/27/46	614,478
270,716	Banc of America Alternative Loan Trust 2003-8		5.5000	10/25/33	275,835
200,531	Banc of America Alternative Loan Trust 2004-6		6.0000	07/25/34	202,892
68,367	Banc of America Alternative Loan Trust 2007-1(d)		4.2500	04/25/22	62,721
25,671	Banc of America Funding 2004-C Trust(b)	US0001M + 0.660%	0.8310	12/20/34	25,498
46,090	Banc of America Funding 2005-E Trust(b)	COF 11 + 1.430%	1.6530	06/20/35	39,133
977,555	Banc of America Funding 2006-I Trust(d)		3.3000	10/20/46	863,184
105,098	Banc of America Funding 2007-2 Trust(a)		6.0000	03/25/37	20,938
93,056	Banc of America Funding 2015-R4 Trust(b),(c)	US0001M + 0.150%	0.2520	10/25/36	92,064
27,212	Banc of America Mortgage 2002-L Trust(d)		2.9740	12/25/32	23,676
55,780	Banc of America Mortgage 2005-F Trust(d)		2.4800	07/25/35	50,316
31,946	Banc of America Mortgage 2005-H Trust(d)		2.7380	09/25/35	30,449
684,495	BCAP, LLC 2011-RR5-I Trust(c),(e)		4.7970	03/26/37	679,409
5,009	Bear Stearns ALT-A Trust 2004-11(d)		2.6960	11/25/34	5,012
62,305	Bear Stearns ARM Trust 2003-5(d)		2.2370	08/25/33	61,884
6,687	Bear Stearns ARM Trust 2003-7(d)		2.3230	10/25/33	6,868
55,103	Bear Stearns ARM Trust 2003-8(d)		2.1060	01/25/34	53,056
13,691	Bear Stearns ARM Trust 2004-1(d)		2.0060	04/25/34	12,859
145,901	Bear Stearns ARM Trust 2004-1(d)		2.7410	04/25/34	142,689
56,311	Bear Stearns ARM Trust 2004-10(d)		2.7600	01/25/35	57,212
148,497	Bear Stearns ARM Trust 2004-6(d)		2.1660	09/25/34	137,218
974,582	Bear Stearns ARM Trust 2004-8(d)		2.9520	11/25/34	948,604
55,148	Bear Stearns ARM Trust 2004-8(d)		3.0030	11/25/34	53,476
603,467	Bear Stearns Asset Backed Securities I Trust		6.0000	03/25/36	282,146
687,688	Bear Stearns Asset Backed Securities Trust(e)		5.5000	01/25/34	685,127
231,489	Bear Stearns Structured Products Inc Trust 2007-R6(d)		2.7040	01/26/36	197,577
53,822	Bella Vista Mortgage Trust 2004-1(b)	US0001M + 0.700%	0.8710	11/20/34	52,951
1,986,021	Bellemeade Re 2019-2 Ltd.(b),(c)	US0001M + 2.000%	2.1870	04/25/29	1,981,671
99,409	BlackRock Capital Finance, L.P.(c),(d)		3.5020	12/25/35	79,527

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
568,039	Cascade Funding Mortgage Trust 2018-RM2(c),(d)		—	10/25/68	$561,691
1,010,805	Cascade Funding Mortgage Trust 2019-RM3(c),(d)		4.0000	06/25/69	981,417
103,531	CDMC Mortgage Pass-Through Certificates Series(b)		5.4760	09/25/34	102,873
84,159	CDMC Mortgage Pass-Through Certificates Series(b)		5.1050	02/18/35	84,566
1,076,558	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce		5.5000	02/25/34	1,094,281
182,702	Chase Mortgage Finance Trust Series 2004-S2		5.5000	02/25/34	184,745
508,855	Chase Mortgage Finance Trust Series 2007-S3(f)		—	05/25/37	160,112
282,805	Chase Mortgage Finance Trust Series 2007-S3(a)		6.0000	05/25/37	66,005
258,443	Chevy Chase Funding, LLC Mortgage-Backed(b),(c)	US0001M + 0.250%	0.4370	10/25/36	197,348
105,892	CHL Mortgage Pass-Through Trust 2002-19		6.2500	11/25/32	104,971
149,486	CHL Mortgage Pass-Through Trust 2002-39		5.7500	02/25/33	147,333
128,529	CHL Mortgage Pass-Through Trust 2003-60(d)		2.1160	02/25/34	114,800
43,591	CHL Mortgage Pass-Through Trust 2004-14(d)		2.4460	08/25/34	42,928
36,423	CHL Mortgage Pass-Through Trust 2004-3		5.7500	04/25/34	36,598
94,103	CHL Mortgage Pass-Through Trust 2004-5		5.2500	05/25/34	96,188
117,694	CHL Mortgage Pass-Through Trust 2004-5		5.5000	05/25/34	120,617
54,849	CHL Mortgage Pass-Through Trust 2004-6(d)		2.4150	05/25/34	55,692
27,000	CHL Mortgage Pass-Through Trust 2004-8		5.7500	07/25/34	27,433
72,493	CHL Mortgage Pass-Through Trust 2004-HYB2(d)		2.3660	07/20/34	70,133
69,143	CHL Mortgage Pass-Through Trust 2004-HYB5(d)		2.5090	04/20/35	65,969
159,255	CHL Mortgage Pass-Through Trust 2004-J5		5.5000	07/25/34	157,321
76,244	CHL Mortgage Pass-Through Trust 2004-J9		5.5000	01/25/35	76,858
590,274	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	430,815
114,202	CHL Mortgage Pass-Through Trust 2006-J1		6.0000	02/25/36	65,867
52,195	CHL Mortgage Pass-Through Trust 2007-15		6.5000	09/25/37	27,712
156,084	Citicorp Mortgage Securities REMIC Pass-Through		5.5000	07/25/35	156,526
27,273	Citicorp Mortgage Securities Trust Series 2005-7		5.0000	10/25/55	27,855
51,177	Citicorp Mortgage Securities Trust Series 2006-6		6.0000	11/25/36	51,366
81,813	Citicorp Mortgage Securities Trust Series 2007-2(f)		—	02/25/37	50,493
219,145	Citicorp Mortgage Securities Trust Series 2007-4		6.0000	05/25/37	216,905
116,758	Citigroup Global Markets Mortgage Securities VII(d),(g)		5.6290	07/25/24	13,212
4,487	Citigroup Global Markets Mortgage Securities VII(d)		2.2320	09/25/32	4,049
274,862	Citigroup Mortgage Loan Trust 2009-4(c),(d)		5.4820	05/25/35	272,039
7,253	Citigroup Mortgage Loan Trust 2010-9(c),(e)		5.7020	03/25/37	7,157

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
112,632	Citigroup Mortgage Loan Trust 2014-10(c),(d)		0.2770	02/25/37	$109,457
137,623	Citigroup Mortgage Loan Trust 2019-C(c),(e)		3.2280	09/25/59	137,761
96,175	Citigroup Mortgage Loan Trust, Inc.		7.0000	06/25/31	95,655
20,003	Citigroup Mortgage Loan Trust, Inc.		5.2500	09/25/33	19,242
57,888	Citigroup Mortgage Loan Trust, Inc.		6.7500	08/25/34	60,091
61,426	Citigroup Mortgage Loan Trust, Inc.		5.5000	05/25/35	62,501
70,563	Citigroup Mortgage Loan Trust, Inc. Series 2005-6-A1 Class A-1(b)	H15T1Y + 2.100%	2.1900	09/25/35	67,732
197,604	Citigroup Mortgage Loan Trust, Inc.(d)		2.5340	10/25/35	129,633
67,860	CitiMortgage Alternative Loan Trust Series 2007-A6		6.0000	06/25/37	67,893
422,000	COLT 2020-2 Mortgage Loan Trust(c),(d)		5.2500	03/25/65	424,376
252,022	Credit Suisse First Boston Mortgage Securities(b),(c)	US0001M + 2.188%	2.2950	11/25/31	159,785
156,321	Credit Suisse First Boston Mortgage Securities(d)		4.3690	11/25/31	157,056
160,763	Credit Suisse First Boston Mortgage Securities(d)		7.1530	01/25/32	161,019
89,689	Credit Suisse First Boston Mortgage Securities Series 2003-11-1A31 Class I-A-31		5.5000	06/25/33	90,341
548,059	Credit Suisse First Boston Mortgage Securities		5.2500	07/25/33	554,072
33,169	Credit Suisse First Boston Mortgage Securities		5.2500	09/25/33	32,558
81,521	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	84,014
244,563	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	252,317
207,595	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/34	205,274
124,239	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 0.650%	0.8370	09/25/35	89,379
6,578	CSFB Mortgage-Backed Pass-Through Certificates		5.2500	11/25/22	1,193
332,687	CSFB Mortgage-Backed Pass-Through Certificates		7.5000	03/25/32	352,697
106,846	CSFB Mortgage-Backed Pass-Through Certificates(d)		1.7410	10/25/33	107,425
79,671	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	11/25/33	80,233
134,100	CSFB Mortgage-Backed Pass-Through Certificates(b)	US0001M + 0.740%	0.9270	06/25/34	135,048
529,647	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	08/25/34	524,619
34,805	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	07/25/35	35,337
279,423	CSMC 2021-RPL2Trust(c),(d)		3.4560	01/25/60	257,610
61,168	CSMC Series 2010-18R(c),(d)		2.4010	04/26/38	61,156
308,855	CSMC Trust 2007-5R		6.5000	07/26/36	107,790
1,178,716	CSMC Trust 2013-IVR5(c),(d)		3.7010	10/25/43	1,173,764
1,580,256	CSMC Trust 2014-IVR2(c),(d)		3.8200	04/25/44	1,585,267
36,674	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	37,079
509,981	Deutsche Mortgage Securities Inc REMIC Trust(c),(d)		3.2580	04/28/37	512,924

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
1,839	DLJ Mortgage Acceptance Corporation		6.7500	01/25/24	$1,673
45,560	DSLA Mortgage Loan Trust 2004-AR4(b)	US0001M + 0.720%	0.8910	01/19/45	39,246
267,252	Fannie Mae Trust 2005-W3(d)		3.2220	04/25/45	280,272
473,000	Finance of America HECM Buyout 2019-AB1 Series 22-HB1 M3(c),(d)		5.0840	11/25/25	472,999
82,184	First Horizon Alternative Mortgage Securities		6.2500	08/25/37	50,095
81,947	First Horizon Mortgage Pass-Through Trust 2005-AR5(d)		2.6250	10/25/35	47,776
65,171	First Horizon Mortgage Pass-Through Trust 2005-AR5(d)		2.6250	11/25/35	63,149
141,428	First Horizon Mortgage Pass-Through Trust 2006-AR3(d)		2.4760	11/25/36	107,309
420,000	Freddie Mac STACR REMIC Trust 2020-DNA6(b),(c)	SOFR30A + 3.000%	3.0490	12/25/50	383,079
26,902	Freddie Mac Structured Pass-Through Certificates(b)	12MTA + 1.400%	1.5040	07/25/44	27,671
25,779	Freddie Mac Structured Pass-Through Certificates(b)	12MTA + 1.200%	1.3040	10/25/44	26,387
2,131,675	Galton Funding Mortgage Trust 2017-1(c),(d)		4.2980	07/25/56	2,187,365
125,018	GMACM Mortgage Loan Trust 2004-J2		5.7500	06/25/34	125,329
19,727	GMACM Mortgage Loan Trust 2005-AR3(d)		2.7910	06/19/35	19,407
2,783,972	GMACM Mortgage Loan Trust 2005-AR5(d)		2.6370	09/19/35	2,663,250
611,493	Government National Mortgage Association(a),(d)		1.7630	10/20/62	21,816
1,620,229	Government National Mortgage Association(a),(d)		2.0110	11/20/66	116,059
190,151	GS Mortgage Securities Corporation II(c),(d)	US0001M + 0.350%	0.5210	03/20/23	179,303
659,503	GS Mortgage-Backed Securities Trust(c),(d)		2.4430	07/25/44	660,649
1,548,793	GSMPS Mortgage Loan Trust(c),(d)		8.5000	06/19/29	1,494,658
1,268,781	GSMPS Mortgage Loan Trust 2004-4(b),(c)	US0001M + 0.400%	0.5870	06/25/34	1,102,648
717,574	GSMPS Mortgage Loan Trust 2004-4(c)		7.5000	06/25/34	757,089
392,056	GSMPS Mortgage Loan Trust 2004-4(c)		8.0000	06/25/34	418,325
38,800	GSMPS Mortgage Loan Trust 2005-RP2(b),(c)	US0001M + 0.350%	0.5370	03/25/35	37,176
198,396	GSMPS Mortgage Loan Trust 2005-RP3(b),(c)	US0001M + 0.350%	0.5370	09/25/35	166,319
144,377	GSMPS Mortgage Loan Trust 2006-RP1(c)		7.5000	01/25/36	146,658
836,805	GSMSC Pass-Through Trust 2008-2R(c),(d)		7.5000	10/25/36	291,957
201,668	GSR Mortgage Loan Trust 2004-13F		4.2500	11/25/34	203,748
16,323	GSR Mortgage Loan Trust 2004-7(d)		2.3350	06/25/34	15,451
51,401	GSR Mortgage Loan Trust 2005-4F		6.5000	02/25/35	51,399
8,489	GSR Mortgage Loan Trust 2005-6F		5.2500	07/25/35	8,538
29,068	GSR Mortgage Loan Trust 2005-8F		6.0000	11/25/35	16,528
14,775	GSR Mortgage Loan Trust 2005-AR3(b)	US0001M + 0.440%	0.6270	05/25/35	14,037
62,800	GSR Mortgage Loan Trust 2005-AR3(b)	US0001M + 0.440%	0.6270	05/25/35	56,231

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
126,398	GSR Mortgage Loan Trust 2006-1F		6.0000	02/25/36	$82,332
80,701	GSR Mortgage Loan Trust 2007-AR2(d)		2.7560	05/25/37	57,835
85,000	HomeBanc Mortgage Trust 2005-3(b)	US0001M + 0.765%	0.9520	07/25/35	85,192
215,473	HSI Asset Loan Obligation Trust 2007-1		6.5000	06/25/37	116,417
232,501	HSI Asset Loan Obligation Trust 2007-AR1(d)		4.1070	01/25/37	205,013
205,277	HSI Asset Loan Obligation Trust 2007-AR2(d)		2.3560	09/25/37	185,983
74,902	Impac CMB Trust Series 2003-2F(e)		6.5700	01/25/33	75,405
80,071	Impac CMB Trust Series 2003-4(e)		5.7290	07/25/33	80,199
33,729	Impac CMB Trust Series 2004-7(b)	US0001M + 1.800%	1.9870	11/25/34	33,516
167,319	Impac CMB Trust Series 2005-4(b)	US0001M + 0.750%	1.3120	05/25/35	158,277
236,331	Impac Secured Assets CMN Owner Trust		6.0000	08/25/33	230,481
108,898	Impac Secured Assets Trust 2006-1 Series 2006-1-2A1 Class 2-A-1(b)	US0001M + 0.700%	0.8870	05/25/36	106,059
9,612	IndyMac INDX Mortgage Loan Trust 2004-AR11(b)		2.9280	12/25/34	9,927
253,591	JP Morgan Alternative Loan Trust(a),(b)	US0001M + 7.150%	6.9630	12/25/35	59,849
715,257	JP Morgan Alternative Loan Trust(c)		6.0000	12/27/36	467,432
491,829	JP Morgan MBS Series 2006-R1(c),(d)		5.1500	09/28/44	430,662
22,920	JP Morgan Mortgage Trust 2004-A3(d)		2.3790	07/25/34	21,915
30,311	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	30,162
37,070	JP Morgan Mortgage Trust 2005-A7(d)		2.7830	10/25/35	38,706
18,930	JP Morgan Mortgage Trust 2006-A4(d)		2.9720	06/25/36	15,322
759,187	JP Morgan Mortgage Trust 2014-IVR3(c),(d)		2.3960	09/25/44	762,671
3,048,327	JP Morgan Mortgage Trust 2014-IVR3(b),(c)		2.3960	09/25/44	3,061,441
80,238	JP Morgan Mortgage Trust 2020-LTV1(b),(c)	US0001M + 1.000%	1.1080	06/25/50	80,302
146,845	JP Morgan Tax-Emept Pass-Through Trust Series(c),(d)		3.0000	10/27/42	149,115
998,258	La Hipotecaria Panamanian Mortgage Trust 2021-1(c)		4.3500	06/13/51	1,020,220
407,935	Legacy Mortgage Asset Trust 2020-GS5(e)		3.2500	06/25/60	409,871
178,892	Lehman Mortgage Trust 2006-2		5.7500	04/25/36	178,212
39,884	MASTR Adjustable Rate Mortgages Trust 2003-1(d)		3.0030	12/25/32	37,291
28,279	MASTR Adjustable Rate Mortgages Trust 2003-2(d)		2.1680	07/25/33	28,693
34,097	MASTR Adjustable Rate Mortgages Trust 2003-6(d)		1.7520	12/25/33	33,809
23,489	MASTR Adjustable Rate Mortgages Trust 2003-6(d)		2.1250	12/25/33	23,002
246,117	MASTR Adjustable Rate Mortgages Trust 2004-15(d)		2.1430	12/25/34	247,271
192,885	MASTR Alternative Loan Trust 2003-3(d)		6.1620	05/25/33	186,653
45,453	MASTR Alternative Loan Trust 2003-5		5.5000	06/25/33	46,380

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
59,490	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	$62,880
246,665	MASTR Alternative Loan Trust 2004-1		5.5000	02/25/34	247,642
88,942	MASTR Alternative Loan Trust 2004-3		6.2500	04/25/34	91,659
491,789	MASTR Alternative Loan Trust 2004-3		6.5000	04/25/34	514,196
38,320	MASTR Alternative Loan Trust 2004-4		5.5000	05/25/34	39,144
434,324	MASTR Alternative Loan Trust 2004-6		5.5000	07/25/34	443,376
89,796	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	92,069
75,443	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	76,416
951,944	MASTR Alternative Loan Trust 2004-6		6.2500	07/25/34	967,681
578,514	MASTR Alternative Loan Trust 2004-6		6.5000	07/25/34	582,674
61,929	MASTR Alternative Loan Trust 2004-7		6.0000	06/25/34	65,496
1,373,719	MASTR Alternative Loan Trust 2004-7		6.0000	08/25/34	1,437,358
2,325	MASTR Alternative Loan Trust 2005-1		5.5000	01/25/23	2,264
300,341	MASTR Alternative Loan Trust 2005-2		5.0000	03/25/43	287,176
27,526	MASTR Alternative Loan Trust 2007-1(f)		—	10/25/36	17,892
866,093	MASTR Alternative Loan Trust 2007-HF1(f)		—	10/25/47	63,639
94,632	MASTR Asset Securitization Trust 2003-11 Series 2003-11-7A Class 7-A-5		5.2500	12/25/33	94,868
72,628	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	73,835
49,268	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	49,140
24,132	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	24,005
106,276	MASTR Asset Securitization Trust 2003-12 Series 2003-12-1A1 Class 1-A-1		5.2500	12/25/24	107,710
20,788	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	20,843
51,458	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	46,179
13,212	MASTR Asset Securitization Trust 2004-1		5.5000	02/25/34	13,169
76,953	MASTR Asset Securitization Trust 2005-1		5.5000	05/25/35	67,836
20,914	MASTR Reperforming Loan Trust 2005-2(c)		8.0000	05/25/35	19,967
158,929	MASTR Reperforming Loan Trust 2006-2(c),(d)		3.2440	05/25/36	157,002
390,317	MASTR Seasoned Securitization Trust 2003-1		6.0000	02/25/33	400,061
41,029	MASTR Seasoned Securitization Trust 2005-1(d)		2.5300	10/25/32	36,416
880,000	Mello Mortgage Capital Acceptance 2018-MTG2(c),(d)		4.3620	10/25/48	883,344
308,202	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		1.9270	05/25/33	296,925
39,407	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		2.3310	05/25/33	37,794
37,317	Merrill Lynch Mortgage Investors Trust Series(d)		2.4640	09/25/33	37,201

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
113,375	Morgan Stanley Dean Witter Capital I Inc Trust(d)		1.4680	03/25/33	$108,934
34,629	Morgan Stanley Mortgage Loan Trust 2004-10AR(d)		2.5070	11/25/34	33,569
30,756	Morgan Stanley Mortgage Loan Trust 2004-8AR(d)		1.0630	10/25/34	29,108
32,511	Morgan Stanley Mortgage Loan Trust 2004-8AR(d)		2.4050	10/25/34	30,490
77,977	Morgan Stanley Mortgage Loan Trust 2005-10		6.0000	12/25/35	41,489
24,535	Morgan Stanley Mortgage Loan Trust 2006-8AR(d)		1.9780	06/25/36	24,685
3,949,508	Mortgage Equity Conversion Asset Trust 2007-FF2(b),(c)	H15T1Y + 0.470%	1.5500	02/25/42	3,609,581
184,109	MortgageIT Trust 2004-2(b)	US0001M + 3.225%	3.4120	12/25/34	189,862
378,998	MortgageIT Trust 2005-3(b)	US0001M + 0.795%	0.9820	08/25/35	371,762
254,522	MRFC Mortgage Pass-Through Trust Series 2000-TBC3(b),(c)		2.4010	12/15/30	235,238
585,425	National City Mortgage Capital Trust		6.0000	03/25/38	596,634
28,550	National City Mortgage Capital Trust		6.0000	03/25/38	29,109
409,658	New Residential Mortgage Loan Trust 2017-2(c),(d)		4.7500	03/25/57	389,310
115,654	New Residential Mortgage Loan Trust 2020-1(c),(d)		3.5000	10/25/59	118,859
720,000	New Residential Mortgage Loan Trust 2020-RPL1(c),(d)		3.8820	11/25/59	591,221
183,260	Nomura Asset Acceptance Corp Alternative Loan(c)		7.5000	03/25/34	182,618
102,456	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	104,879
1,289	PHH Mortgage Trust Series 2008-CIM1(b)	US0001M + 2.250%	2.3560	05/25/38	1,313
482,968	PHH Mortgage Trust Series 2008-CIM1		6.0000	05/25/38	498,080
460,565	PHHMC Series 2005-4 Trust(d)		5.9280	07/18/35	468,652
1,785,113	Point Securitization Trust 2021-1 A1 (b),(c)		3.2280	02/25/52	1,791,807
507,784	Prime Mortgage Trust 2003-3		5.5000	01/25/34	510,992
34,526	RAAC Series 2005-SP1 Trust		7.0000	09/25/34	35,417
223,485	Radnor RE 2019-1 Ltd.(b),(c)	US0001M + 1.950%	2.1370	02/25/29	223,879
117,543	RALI Series 2005-QA12 Trust(d)		3.4550	12/25/35	63,850
23,289	RBSGC Mortgage Loan Trust 2007-B(d)		3.6490	07/25/35	21,172
428,866	RBSGC Structured Trust 2008-A(c),(d)		5.5000	11/25/35	407,766
27,197	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	27,044
121,956	Reperforming Loan REMIC Trust 2006-R2(b),(c)	US0001M + 0.420%	0.6070	07/25/36	112,127
164,126	Resecuritization Pass-Through Trust 2005-8R		6.0000	10/25/34	167,896
10,000	Residential Asset Securitization Trust 2002-A12		5.7500	11/25/32	9,850
168,000	Residential Asset Securitization Trust 2003-A10		5.2000	09/25/33	169,208
1,869,085	Residential Asset Securitization Trust 2003-A9(b)	US0001M + 0.550%	0.7370	08/25/33	1,805,803
122,366	RESIMAC Bastille Trust Series 2019-1NC(b),(c)	US0001M + 0.930%	1.0410	09/05/57	121,844

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
14,410	RFMSI Series 2005-SA4 Trust(d)		2.2560	09/25/35	$12,536
1,006,924	RMF Proprietary Issuance Trust(c),(d)		2.1250	09/25/61	890,555
1,000,000	RMF Proprietary Issuance Trust 2022-1 Series 2022-1 M1(c),(d)		3.0000	01/25/62	920,980
1,414	Ryland Mortgage Securities Corporation(d)		0.8280	04/29/30	1,414
1,135,302	Saluda Grade Alternative Mortgage Trust 2020-FIG1(c)		3.3210	09/25/50	1,136,323
47,288	Seasoned Credit Risk Transfer Trust Series 2017-3(f)		—	07/25/56	14,966
48,955	Sequoia Mortgage Trust 2004-10(b)	US0001M + 0.620%	0.7820	11/20/34	47,763
79,712	Sequoia Mortgage Trust 2005-2(b)	US0001M + 0.440%	0.6020	03/20/35	78,266
445,999	Sequoia Mortgage Trust 2005-3(b)	US0001M + 0.555%	0.7170	05/20/35	360,372
1,127,243	Sequoia Mortgage Trust 2013-10(c),(d)		3.5400	08/25/43	1,129,851
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(c),(d)		4.6760	01/28/50	98,446
78,006	Structured Adjustable Rate Mortgage Loan Trust(d)		2.6170	03/25/34	75,349
78,501	Structured Adjustable Rate Mortgage Loan Trust(d)		2.5890	12/25/34	75,910
104,367	Structured Adjustable Rate Mortgage Loan Trust(d)		2.5590	03/25/35	95,638
421,179	Structured Adjustable Rate Mortgage Loan Trust(d)		2.9420	07/25/35	309,012
8,247	Structured Adjustable Rate Mortgage Loan Trust(b)	US0001M + 0.380%	0.5670	09/25/36	7,790
40,912	Structured Asset Sec Corp Mort Passthr Certs Ser(d)		2.6850	01/25/34	41,477
72,396	Structured Asset Securities Corp Mortgage(d)		2.5290	11/25/30	38,343
11,915	Structured Asset Securities Corporation(b)	US0001M + 0.780%	0.8860	12/25/33	11,097
17,069	Structured Asset Securities Corporation(e)		5.1510	02/25/34	17,126
94,841	Structured Asset Securities Corporation(b),(c)	US0001M + 0.350%	0.5370	04/25/35	90,408
153,979	Structured Asset Securities Corporation(c),(d)		3.4080	06/25/35	140,656
593,000	Verus Securitization Trust 2020-INV1(c),(d)		5.5000	04/25/60	610,302
538,000	Vista Point Securitization Trust 2020-1(c),(d)		4.1510	03/25/65	542,193
516,188	Wachovia Mortgage Loan Trust, LLC Series 2006-A(d)		2.2540	05/20/36	489,588
64,630	WaMu Mortgage Pass-Through Certificates Series(d)		2.6690	11/25/32	60,505
56,155	WaMu Mortgage Pass-Through Certificates Series(d)		2.5740	01/25/33	57,871
59,939	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	59,616
62,351	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	61,298
538,208	WaMu Mortgage Pass-Through Certificates Series(d)		5.6490	06/25/33	549,523
22,756	WaMu Mortgage Pass-Through Certificates Series(d)		2.5160	09/25/33	21,796
32,648	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2-A Class A(b)	COF 11 + 1.250%	1.4680	02/27/34	30,959
95,429	WaMu Mortgage Pass-Through Certificates Series		6.0000	07/25/34	96,664
47,678	WaMu Mortgage Pass-Through Certificates Series(d)		3.0820	03/25/36	47,958

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
58,959	WaMu Mortgage Pass-Through Certificates Series(b)	12MTA + 1.200%	1.3040	11/25/42	$54,423
53,629	WaMu Mortgage Pass-Through Certificates Series(b)	US0001M + 0.640%	0.8270	01/25/45	53,441
143,845	WaMu Mortgage Pass-Through Certificates Series(d)		2.8390	08/25/46	106,019
101,162	Washington Mutual MSC Mortgage Pass-Through		5.7500	02/25/33	101,192
196,652	Washington Mutual MSC Mortgage Pass-Through		5.5000	03/25/33	200,128
87,235	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	88,293
14,153	Washington Mutual MSC Mortgage Pass-Through(c),(d)		2.6760	01/25/35	11,675
99,700	Wells Fargo Mortgage Backed Securities 2007-7		6.0000	06/25/37	92,679
3,067,800	Wells Fargo Mortgage Backed Securities 2018-1(c),(d)		3.6860	07/25/47	3,045,002
248,520	WinWater Mortgage Loan Trust 2015-1(c),(d)		3.9050	01/20/45	246,841
					94,012,450
	CREDIT CARD — 0.2%
750,000	Mercury Financial Credit Card Master Trust Series 2021-1A B(c)		2.3300	03/20/26	745,923

	HOME EQUITY — 2.9%
68,106	ABFC 2004-OPT2 Trust(b)	US0001M + 0.560%	0.7470	10/25/33	65,732
88,639	American Residential Home Equity Loan Trust 1998-1(b)	US0001M + 2.175%	2.3620	05/25/29	93,830
587,494	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(b)	US0001M + 2.655%	2.8420	08/25/32	593,641
87,167	Ameriquest Mortgage Securities, Inc.(e)		3.9050	05/25/34	87,651
616,256	Bayview Financial Asset Trust 2007-SSR1(b),(c)	US0001M + 0.450%	0.6370	03/25/37	595,758
1,830,423	Bayview Financial Mortgage Pass-Through Trust(b),(c)	US0001M + 1.500%	1.7090	02/28/40	1,653,217
177,898	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.100%	2.2870	06/25/34	178,225
453,381	Bear Stearns Asset Backed Securities Trust 2004-1(b)	US0001M + 0.975%	1.1620	06/25/34	462,095
208,434	Bear Stearns Home Loan Owner Trust 2001-A(e)		10.5000	02/15/31	215,994
302,130	CHEC Loan Trust 2004-1(b),(c)	US0001M + 0.975%	1.1620	07/25/34	299,509
184,161	Delta Funding Home Equity Loan Trust 1999-2(b)	US0001M + 0.320%	0.7460	08/15/30	174,854
168,563	Delta Funding Home Equity Loan Trust 1999-3(e)		8.0610	09/15/29	171,293
406,436	Delta Funding Home Equity Loan Trust 2000-1(e)		8.0900	05/15/30	392,580
75,716	First Alliance Mortgage Loan Trust 1999-1(e)		7.1800	06/20/30	76,538
107,728	GE Capital Mortgage Services Inc 1999-HE1 Trust(d)		6.7000	04/25/29	107,102
1,389,000	Mastr Asset Backed Securities Trust 2004-FRE1(b)	US0001M + 2.700%	2.8870	07/25/34	1,381,330
278,964	Mastr Asset Backed Securities Trust 2005-NC1(b)	US0001M + 0.750%	0.9370	12/25/34	276,897
317,716	Morgan Stanley A.B.S Capital I Inc Trust Series(b)	US0001M + 3.900%	4.0870	03/25/33	316,649
269,351	New Century Home Equity Loan Trust Series 2003-B(b)	US0001M + 0.975%	1.1620	10/25/33	256,628

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	HOME EQUITY — 2.9% (Continued)
658	NovaStar Mortgage Funding Trust Series 2003-2(b)	US0001M + 4.725%	4.9120	09/25/33	$679
392,712	NovaStar Mortgage Funding Trust Series 2003-4(b)	US0001M + 0.740%	0.9270	02/25/34	387,981
59,117	RAAC Series 2004-SP1 Trust(b)	US0001M + 0.700%	0.8870	03/25/34	57,004
267,522	RBSSP Resecuritization Trust 2010-4(c),(e)		5.8250	02/26/36	268,478
577,774	Renaissance Home Equity Loan Trust 2002-3(b)	US0001M + 1.500%	1.6870	12/25/32	565,484
129,746	Renaissance Home Equity Loan Trust 2002-3(b)	US0001M + 2.550%	2.7370	12/25/32	128,908
35,963	Saxon Asset Securities Trust 2001-2(e)		7.1700	03/25/29	37,508
46,372	Saxon Asset Securities Trust 2003-3(d)	US0001M + 2.400%	2.5870	12/25/33	45,995
272,022	Saxon Asset Securities Trust 2003-3(e)		4.3070	12/25/33	268,714
464,143	Security National Mortgage Loan Trust 2005-2(c),(d)		6.2130	02/25/36	463,532
111,185	Soundview Home Loan Trust 2006-OPT4(b)	US0001M + 0.300%	0.4870	06/25/36	110,082
213,328	Southern Pacific Secured Asset Corporation		7.3200	05/25/27	223,069
					9,956,957
	MANUFACTURED HOUSING — 1.0%
1,000,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(c),(d)		5.9850	11/01/44	1,033,911
2,500,000	Towd Point Mortgage Trust 2019-MH1(c),(d)		3.7500	11/25/58	2,473,762
					3,507,673
	NON AGENCY CMBS — 14.6%
723,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	588,280
1,000,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	779,498
7	Bayview Commercial Asset Trust 2004-2(b),(c)	US0001M + 1.770%	1.8780	08/25/34	7
67,164	Bayview Commercial Asset Trust 2005-2(b),(c)	US0001M + 1.725%	1.9120	08/25/35	63,777
222,967	Bayview Commercial Asset Trust 2005-3(b),(c)	US0001M + 0.480%	0.6670	11/25/35	207,686
32,941	Bayview Commercial Asset Trust 2005-4(b),(c)	US0001M + 0.675%	0.8620	01/25/36	30,556
503,928	Bayview Commercial Asset Trust 2007-3(b),(c)	US0001M + 0.340%	0.5270	07/25/37	469,479
1,245,698	Bayview Commercial Asset Trust 2007-3(b),(c)	US0001M + 0.500%	0.6870	07/25/37	1,135,065
695,833	BBCMS MORTGAGE TRUST 2017-C1		3.1890	02/15/50	695,682
330,000	BMD2 Re-Remic Trust 2019-FRR1(c),(d)		3.4950	05/25/52	319,165
1,000,000	Capital Funding Mortgage Trust 2021-15(b),(c)	US0001M + 3.150%	4.1500	03/15/24	1,000,613
72,000	CD 2017-CD3 Mortgage Trust(c)		3.2500	02/10/50	55,524
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(b),(c)	US0001M + 1.150%	1.3410	06/15/31	1,956,695
732,968	CG-CCRE Commercial Mortgage Trust 2014-FL2(b),(c)	US0001M + 1.854%	2.0450	11/15/31	704,980
568,101	CNL Commercial Mortgage Loan Trust 2003-1(b),(c)	US0001M + 0.500%	0.6910	05/15/31	551,108
12,326	COMM 2010-C1 Mortgage Trust(c),(d)		5.6570	07/10/46	12,323

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	NON AGENCY CMBS — 14.6% (Continued)
175,000	COMM 2012-LC4 Mortgage Trust(d)		4.9340	12/10/44	$174,849
100,000	COMM 2013-CCRE12 Mortgage Trust(d)		4.7620	10/10/46	101,407
291,874	COMM 2013-CCRE9 Mortgage Trust		4.0220	07/10/45	294,475
1,350,000	Csail 2015-C2 Commercial Mortgage Trust(d)		4.1870	06/15/57	1,250,866
265,000	CSAIL 2018-C14 Commercial Mortgage Trust(c),(d)		4.9240	11/15/51	260,313
470,000	CSAIL 2019-C16 Commercial Mortgage Trust(d)		4.2370	06/15/52	443,143
520,000	CSMC 2014-USA OA, LLC(c)		4.3730	09/15/37	471,417
1,702,000	GS Mortgage Securities Trust 2014-GC18(d)		4.8850	01/10/47	1,671,934
26,000	GS Mortgage Securities Trust 2014-GC20(b)		4.9560	04/10/47	24,669
1,000,000	GS Mortgage Securities Trust 2016-GS4(d)		3.9560	11/10/49	955,942
1,300,000	Harvest Commercial Capital Loan Trust 2019-1(c),(d)		5.7300	11/25/31	1,176,569
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(c)		3.9140	08/05/34	2,254,160
114,920	JP Morgan Chase Commercial Mortgage Securities(b),(c)	US0001M + 3.750%	1.6360	05/15/28	102,911
3,146,578	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,608,513
14,364	JP Morgan Chase Commercial Mortgage Securities(b),(c)	US0001M + 1.300%	1.4200	06/15/45	14,041
331,786	JP Morgan Chase Commercial Mortgage Securities(c),(d)		3.9770	10/15/45	332,212
193,000	JP Morgan Chase Commercial Mortgage Securities(c),(d)		5.5240	02/15/46	72,497
500,000	JP Morgan Chase Commercial Mortgage Securities(c),(d)		3.2500	04/15/46	372,391
521,353	JP Morgan Chase Commercial Mortgage Securities(c),(d)		5.3890	07/15/46	532,252
673,956	JP Morgan Chase Commercial Mortgage Securities(d)		5.9300	06/15/49	205,671
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class C(d)		4.1980	05/15/48	312,563
50,163	LB-UBS Commercial Mortgage Trust 2007-C6(d)		6.8590	07/15/40	41,298
49,437	LSTAR Commercial Mortgage Trust 2015-3(c),(d)		3.1650	04/20/48	49,587
4,000,000	LSTAR Commercial Mortgage Trust 2015-3(c),(d)		3.1650	04/20/48	3,916,294
1,500,000	LSTAR Commercial Mortgage Trust 2017-5(c),(d)		4.6760	03/10/50	1,387,269
4,315,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.3510	08/15/46	4,262,373
347,000	Morgan Stanley Capital I Trust 2014-150E(c),(d)		4.2950	09/09/32	324,705
200,000	Morgan Stanley Capital I Trust 2015-MS1(c),(d)		4.0310	05/15/48	180,955
242,836	Multi Security Asset Trust, L.P. Commercial(c),(d),(g)		4.7800	11/28/35	173,983
370,000	Olympic Tower 2017-OT Mortgage Trust(c),(d)		3.9450	05/10/39	300,714
500,000	Ready Capital Mortgage Trust 2019-5(c),(d)		5.4880	02/25/52	484,456
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(c),(d)		5.1020	06/25/55	1,971,620
7,630,000	ReadyCap Commercial Mortgage Trust 2018-4(c),(d)		5.7900	02/27/51	7,829,691
174,000	UBS-BAMLL Trust(c)		3.6630	06/10/30	173,914

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	NON AGENCY CMBS — 14.6% (Continued)
115,000	UBS-Barclays Commercial Mortgage Trust 2012-C2(c),(d)		4.8090	05/10/63	$104,123
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 Series 2012-C2 D(c),(d)		4.8810	05/10/63	86,199
750,000	UBS-Barclays Commercial Mortgage Trust 2012-C4		2.7920	12/10/45	750,867
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(c),(d)		4.4600	12/10/45	156,540
75,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(c),(d)		4.0720	03/10/46	67,965
177,151	VCC 2020-MC1 Trust(c),(d)		4.5000	06/25/45	177,473
377,344	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		6.4200	11/25/47	380,674
642,432	Velocity Commercial Capital Loan Trust 2018-1(c)		7.2600	04/25/48	623,574
656,473	Velocity Commercial Capital Loan Trust 2018-2(c),(d)		6.3600	10/26/48	655,337
120,270	Velocity Commercial Capital Loan Trust 2020-1(c),(d)		2.9800	02/25/50	112,500
2,111,740	Wachovia Bank Commercial Mortgage Trust Series(a),(c),(d)		0.6440	07/15/41	4,996
256,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(d)		4.3050	07/15/46	250,481
136,527	WFRBS Commercial Mortgage Trust 2011-C4(c),(d)		4.8880	06/15/44	133,752
2,322,000	WFRBS Commercial Mortgage Trust 2012-C7(d)		4.6670	06/15/45	2,272,354
100,000	WFRBS Commercial Mortgage Trust 2014-C24(d)		4.2040	11/15/47	97,261
460,148	WFRBS Commercial Mortgage Trust 2014-C25(c),(d)		3.8030	11/15/47	406,247
					49,580,435
	OTHER ABS — 1.6%
246,991	AASET 2020-1 Trust(c)		3.3510	01/16/40	229,838
481,274	Bayview Commercial Asset Trust 2007-4(b),(c)	US0001M + 0.450%	0.6370	09/25/37	449,278
1,000,000	CoreVest American Finance 2021-2 Trust(c)		2.8310	07/15/54	910,955
2,666,304	Goodgreen 2021-1 Trust(c)		5.7400	10/15/56	2,644,905
92,683	HERO Funding Trust 2015-2(c)		3.9900	09/20/40	92,795
5,424,000	LendingClub Issuance Trust Series 2016-NP1(c),(g)		—	06/15/22	—
98,019	Longtrain Leasing III, LLC 2015-1 Series 2015-1A Class A2(c)		4.0600	01/15/45	96,366
2,281	Sprite 2017-1 Ltd.(c)		4.2500	12/15/37	2,229
1,010,000	Tricon American Homes 2017-SFR2 Trust(c)		5.1040	01/17/36	1,019,295
					5,445,661
	RESIDENTIAL MORTGAGE — 3.1%
1,131,697	Ajax Mortgage Loan Trust 2019-A(c),(d)		3.7500	08/25/57	1,132,066
388,517	Amresco Residential Securities Corp Mort Loan(b)	US0001M + 0.470%	1.1270	06/25/29	369,871
1,591,306	Belvedere SPV Srl(b)	EUR006M + 3.250%	2.7060	12/31/38	1,647,876
52,319	Carrington Mortgage Loan Trust Series 2006-NC2(b)	US0001M + 0.150%	0.3370	06/25/36	52,232

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	RESIDENTIAL MORTGAGE — 3.1% (Continued)
9,550	Chase Funding Trust Series 2002-4(b)	US0001M + 0.740%	0.9270	10/25/32	$9,443
86,417	Chase Funding Trust Series 2004-1(e)		4.9850	11/25/33	84,992
75,256	Countrywide Asset-Backed Certificates(b),(c)	US0001M + 4.500%	4.6870	11/25/32	77,789
92,241	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 2.775%	2.9620	03/25/34	99,431
1,268,807	Credit-Based Asset Servicing and Securitization,(e)		4.0400	05/25/35	1,259,610
46,831	Credit-Based Asset Servicing and Securitization,(c),(e)		4.7220	12/25/37	46,889
2,863	CWABS Asset-Backed Certificates Trust 2006-18(b)	US0001M + 0.160%	0.3470	03/25/37	2,864
146,194	Fannie Mae Grantor Trust 2002-T10(b)	US0001M + 0.240%	0.4270	06/25/32	142,329
362,293	First Franklin Mortgage Loan Trust 2002-FF1(b)	US0001M + 1.800%	1.9870	04/25/32	353,211
83,281	GE-WMC Asset-Backed Pass-Through Certificates(b)	US0001M + 0.660%	0.8470	12/25/35	80,460
68,787	GSAMP Trust 2002-WF(b)	US0001M + 1.100%	1.2710	10/20/32	68,612
241,840	Interstar Millennium Series 2004-4E Trust(b)	EUR003M + 0.400%	—	11/14/36	255,855
878,011	Legacy Mortgage Asset Trust 2019-SL2(c),(d)		3.3750	02/25/59	863,458
93,644	Long Beach Mortgage Loan Trust 2003-2(b)	US0001M + 2.850%	3.0370	06/25/33	98,405
85,749	Mastr Specialized Loan Trust(b),(c)	US0001M + 0.750%	0.9370	11/25/35	85,307
532,941	RAAC Series 2005-SP2 Trust(b)	US0001M + 0.600%	0.7870	06/25/44	462,290
694,087	RAAC Series 2007-RP3 Trust(b),(c)	US0001M + 0.380%	0.9470	10/25/46	679,885
527,273	Structured Asset Investment Loan Trust 2003-BC9(b)	US0001M + 3.150%	3.3370	08/25/33	546,633
930,000	Towd Point Mortgage Trust Series 2015-1 A5(c),(d)		3.1380	10/25/53	943,519
1,000,000	Towd Point Mortgage Trust 2019-SJ2(c),(d)		5.0000	11/25/58	998,403
					10,361,430
	STUDENT LOANS — 0.6%
34,334	AccessLex Institute(d)	US0003M + 0.700%	0.9580	01/25/43	32,627
760,000	EdLinc Student Loan Funding Trust 2012-1(b),(c)	US0001M + 4.240%	4.4270	11/26/40	929,342
434,921	EdLinc Student Loan Funding Trust 2017-A(b),(c)	Prime Rate - 1.150%	2.1000	12/01/47	414,709
141,678	L2L Education Loan Trust 2006-1(b),(c)	US0001M + 0.340%	0.5310	06/15/31	136,694
46,635	National Collegiate Trust 2005-GATE (The)(b),(c)	US0001M + 0.450%	0.6370	04/26/23	41,981
34,376	SLM Student Loan Trust 2005-8(b)	US0003M + 0.310%	0.5680	01/25/55	32,492
643,938	Student Loan A.B.S Repackaging Trust Series 2007-1(b),(c)	US0003M + 0.215%	0.3910	11/27/30	620,162
					2,208,007
	WHOLE BUSINESS — 0.1%
30,201	Business Loan Express Business Loan Trust 2005-A(b),(c)	US0001M + 1.100%	1.2870	09/25/38	27,888
166,177	Business Loan Express Business Loan Trust 2007-A(b),(c)	US0001M + 0.400%	0.5710	10/20/40	154,849

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 64.7% (Continued)
	WHOLE BUSINESS — 0.1% (Continued)
84,620	Business Loan Express SBA Loan Trust 2006-1(b),(c)	US0001M + 0.950%	1.1210	10/20/38	$79,009
					261,746
	TOTAL ASSET BACKED SECURITIES (Cost $219,636,885)				220,592,620

	CORPORATE BONDS — 14.2%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(b)	(5*(USISDA30*USISDA02))	6.4050	01/21/26	53,200
274,000	Nomura America Finance, LLC(d)		3.3960	12/31/33	223,653
65,000	Nomura America Finance, LLC(c)		1.3480	02/28/34	50,248
890,000	Nomura America Finance, LLC(d)		1.4440	07/29/34	694,199
					1,021,300
	BANKING — 4.5%
190,000	Bank of Nova Scotia (The)(b)	(4*(USISDA30-USISDA02))	0.1120	06/27/33	139,413
120,000	Bank of Nova Scotia (The)(b)	4*(CMS30-CMS2)	1.7960	01/30/34	94,800
100,000	Bank of Nova Scotia (The)(d)		1.7800	08/28/34	76,000
75,000	Barclays Bank plc(f)		—	01/23/26	75,218
525,000	Barclays Bank plc(d)		3.3740	09/13/28	488,250
50,000	Barclays Bank plc(d)		5.1920	10/18/28	45,500
75,000	Barclays Bank plc(d)		0.3600	08/15/33	59,250
58,000	Barclays Bank plc(d)		0.8360	04/25/34	44,080
70,000	Barclays Bank plc(d)		2.3920	07/31/34	52,675
177,000	BNP Paribas S.A.(b)	4*(CMS30-CMS5)	2.1960	04/30/33	129,874
430,000	Citigroup, Inc.(d)		0.2920	06/11/33	318,200
1,037,000	Citigroup, Inc.(d)		0.5080	11/26/33	798,490
507,000	Citigroup, Inc.(d)		2.2680	12/29/34	400,530
55,000	Citigroup, Inc.(d)		0.9360	08/31/35	41,113
507,000	Credit Suisse A.G.(d)		8.0580	09/30/30	494,959
300,000	Credit Suisse A.G.(c)		10.8970	09/30/30	283,875
220,000	Credit Suisse A.G.		8.1700	01/29/31	217,800
766,000	Credit Suisse A.G.(c)		9.8040	04/29/31	766,000
1,024,000	Credit Suisse A.G.(d)		8.0000	10/31/31	1,020,160
120,000	Deutsche Bank A.G.(d)		1.9400	01/31/33	87,150
245,000	Deutsche Bank A.G.(d)		1.7960	06/30/34	183,750

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	BANKING — 4.5% (Continued)
1,257,000	Deutsche Bank A.G.(b)	(4*(USISDA30-USISDA02))	1.7800	08/28/34	$923,895
4,009,000	Deutsche Bank A.G.(d)		1.6240	10/31/34	3,111,985
961,000	Deutsche Bank A.G.(d)		0.3480	11/26/34	730,360
738,000	Deutsche Bank A.G.(d)		4.1200	03/27/35	552,578
75,000	Deutsche Bank A.G.(d)		4.8720	12/23/35	55,500
100,000	HSBC USA, Inc.(d)		7.3310	05/21/29	92,250
200,000	Lloyds Bank plc(b)	USISDA30 - 0.500%	0.2110	01/31/33	145,000
136,000	Lloyds Bank plc(d)		1.8360	10/25/33	107,440
655,000	Lloyds Bank plc(d)		2.3800	11/27/33	516,294
282,000	Natixis US Medium-Term Note Program, LLC(d)		1.0800	04/30/34	236,880
1,414,000	Natixis US Medium-Term Note Program, LLC(b)	(7.5*(USISDA30-USISDA05))	2.2430	07/31/34	1,046,359
618,000	Natixis US Medium-Term Note Program, LLC(d)		4.8880	03/31/36	541,523
125,000	NatWest Markets plc(d)		0.5760	08/18/31	100,000
100,000	NatWest Markets plc(d)		1.9520	08/26/31	78,875
202,000	SG Structured Products, Inc.(d)		1.0000	03/31/26	191,900
185,000	SG Structured Products, Inc.(d)		0.4440	07/29/31	150,775
644,000	Societe Generale S.A.(d)		10.0000	10/29/32	599,725
203,000	Societe Generale S.A.(d)		12.5000	01/31/35	200,970
135,000	STRATS, LLC(d)	US0006M + 1.000%	1.8400	02/15/34	104,745
					15,304,141
	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)		11.7680	04/25/32	32,987
35,000	Citigroup Global Markets Holdings, Inc.(d)		1.7850	11/22/32	33,250
200,000	Citigroup Global Markets Holdings, Inc.		10.0000	03/29/34	194,000
60,000	Citigroup Global Markets Holdings, Inc.(d)		10.0000	03/29/34	59,400
50,000	Citigroup Global Markets Holdings, Inc.(d)		2.8850	12/14/36	40,313
365,000	Goldman Sachs Group, Inc. (The)(d)		1.9700	03/19/29	321,200
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)		2.5270	05/31/34	90,210
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)		3.1700	06/30/37	26,775
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)		3.0330	07/31/37	1,134,419
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)		3.1700	08/31/37	133,875
229,000	Jefferies Group, LLC / Jefferies Group Capital(b)	(9*(USISDA10-USISDA02))	8.0000	08/31/37	196,940
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)		2.5360	09/30/37	204,910

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)		2.6960	01/31/38	$103,675
762,000	Jefferies Group, LLC / Jefferies Group Capital(b)	(7.5*(USISDA30-USISDA02)) + 0.750%	2.7920	02/28/38	621,030
280,000	Jefferies Group, LLC / Jefferies Group Capital(b)	US0003M + 4.000%	5.0000	03/20/40	279,281
115,000	Morgan Stanley(d)		8.0000	03/21/27	124,631
1,015,000	Morgan Stanley(d)		5.1600	09/27/28	918,575
753,000	Morgan Stanley(d)		6.6200	10/15/28	672,053
3,588,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	8.4900	04/30/30	3,534,179
1,388,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	6.1100	05/29/30	1,367,179
363,000	Morgan Stanley(d)		6.1100	06/30/30	357,555
182,000	Morgan Stanley(b)	(8*(USISDA30-USISDA02))	4.8880	07/31/30	174,720
290,000	Morgan Stanley(b)	(8.5*(USISDA30-USISDA02))	9.0610	08/19/30	279,850
216,000	Morgan Stanley(b)	(8*(USISDA30-USISDA02))	4.8880	08/31/30	206,550
285,000	Morgan Stanley(d)		6.1100	09/30/30	280,725
171,000	Morgan Stanley(d)		3.0550	10/30/30	140,897
151,000	Morgan Stanley(b)	(5*(USISDA30-USISDA02))	5.3760	10/30/30	141,940
50,000	Morgan Stanley(d)		3.0550	11/30/30	41,313
20,000	Morgan Stanley(d)		8.0000	03/31/31	21,525
167,000	Morgan Stanley(d)		9.0000	03/31/31	186,831
89,000	Morgan Stanley(d)		8.5000	05/31/31	97,010
100,000	Morgan Stanley(d)		9.0000	06/30/31	111,250
114,000	Morgan Stanley(d)		8.5000	07/29/31	124,260
228,200	Morgan Stanley(d)		8.9740	09/16/31	214,508
117,000	Morgan Stanley(d)		3.6660	01/30/34	106,616
209,000	Morgan Stanley(d)		2.4440	03/31/34	152,570
287,000	Morgan Stanley(d)		3.0720	05/30/34	209,510
220,000	Morgan Stanley(d)		2.4440	07/31/34	162,800
121,000	Morgan Stanley(d)		3.0550	08/29/34	91,960
120,000	Morgan Stanley(d)		3.8400	09/30/34	91,200
238,000	Morgan Stanley(b)	(5*(USISDA30-USISDA02))	4.3600	10/08/34	180,880
233,000	Morgan Stanley(d)		4.2770	10/31/34	205,040

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
30,000	Morgan Stanley(b)	(7*(USISDA30-USISDA02))	3.8650	11/28/34	$22,800
230,000	Morgan Stanley(d)		2.7500	12/31/34	169,625
304,000	Morgan Stanley(b)	(4.5*(USISDA30-USISDA02))	4.8880	01/30/35	279,680
473,000	Morgan Stanley(d)		3.1520	02/27/35	345,290
438,000	Morgan Stanley(b)	(6*(USISDA30-USISDA02))	3.6660	03/31/35	369,563
532,000	Morgan Stanley(b)	(9*(USISDA30-USISDA02))	9.0000	04/30/35	593,180
73,000	Morgan Stanley(b)		9.0000	05/29/35	81,213
120,000	Morgan Stanley(d)		9.0000	06/30/35	133,800
268,000	Morgan Stanley(d)		9.0000	07/31/35	298,150
79,000	Morgan Stanley(d)		9.0000	09/30/35	87,888
109,000	Morgan Stanley(d)		9.0000	11/30/35	121,263
134,000	Morgan Stanley(b)	(9*(USISDA30-USISDA02))	9.0000	12/23/35	149,410
816,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	6.1100	02/29/36	750,720
					17,070,974
	SPECIALTY FINANCE — 4.4%
187,653	Fort Knox Military Housing Privatization Project(b)	US0001M + 0.340%	0.5310	02/15/52	114,753
498,000	Morgan Stanley Finance, LLC(b)		10.0000	04/30/33	489,908
541,000	Morgan Stanley Finance, LLC(b)	(10*(USISDA30-USISDA02))	6.1100	06/30/36	497,720
215,000	Morgan Stanley Finance, LLC(b)	(15*(USISDA30-USISDA02))	10.0000	07/29/36	214,194
2,574,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	08/31/36	2,599,740
788,000	Morgan Stanley Finance, LLC(b)		9.0000	09/30/36	795,880
4,218,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	11/29/36	4,260,179
1,269,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	01/31/37	1,281,690
361,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	04/28/37	364,610
267,000	Morgan Stanley Finance, LLC(b)		8.0000	07/31/37	269,670
2,014,000	Morgan Stanley Finance, LLC(b)	10*(CMS30-CMS5)	7.8200	09/29/37	1,832,740
158,000	Morgan Stanley Finance, LLC(b)		8.0000	09/29/37	159,580
1,000,000	OWS Cre Funding I, LLC(b),(c)	US0001M + 4.900%	5.0060	09/15/23	1,000,345

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2% (Continued)
	SPECIALTY FINANCE — 4.4% (Continued)
358,913	Preferred Term Securities IV Ltd. / Preferred Term(b),(c)	US0003M + 2.250%	2.4640	12/23/31	$355,324
85,284	Preferred Term Securities X Ltd. / Preferred Term(b),(c)	US0003M + 0.860%	1.0800	07/03/33	80,563
634,876	Select Notes Trust LT 2003-1		5.9100	02/22/33	632,774
					14,949,670
	TOTAL CORPORATE BONDS (Cost $49,898,544)				48,346,085

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.5000	07/09/30	58,050
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	8,006
485,000	Argentine Republic Government International Bond(e)		1.1250	07/09/35	145,180
					211,236
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction &(b)		0.0720	06/30/34	748,305

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,266,407)				959,541

Principal Amount ($)			Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.4%
	AGENCY MBS OTHER — 0.1%
38,290	Fannie Mae Pool 257064		4.5000	11/01/37	39,117
133,533	Ginnie Mae II Pool BU6365(b)		4.6060	04/20/70	136,988
					176,105
	U.S. TREASURY BILLS — 4.7%
8,000,000	United States Treasury Bill		0.0900	03/29/22	7,999,440
8,000,000	United States Treasury Bill		0.1900	04/28/22	7,997,500
					15,996,940

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.4% (Continued)
	U.S. TREASURY NOTES — 5.6%
15,000,000	United States Treasury Note	0.8750	01/31/24	$14,847,656
3,000,000	United States Treasury Note	1.6250	11/15/50	2,619,844
1,000,000	United States Treasury Note	1.8750	11/15/51	930,156
1,000,000	United States Treasury Note	2.2500	02/15/52	1,015,234
				19,412,890
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $35,931,634)			35,585,935

	TOTAL INVESTMENTS - 89.6% (Cost $306,733,470)			$305,484,181
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.4%			35,355,644
	NET ASSETS - 100.0%			$340,839,825

CREDIT DEFAULT SWAP AGREEMENT
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Depreciation
Morgan Stanley, 3.75%, 02/25/2023	Goldman Sachs	1.00%	6/20/2025	$20,000,000	(277,342)	(260,030)	$(17,313)

INTEREST RATE SWAP AGREEMENT
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Maturity Date	Notional Value	Fair Value	Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs	USD-SOFR-OIS Compound	0.9975%	1/25/2024	$100,000,000	565,962	$—	$565,962

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

COF 11	Cost of Funds for the 11th District of San Francisco

EUR003M	Euribor 3 Month ACT/360

EUR006M	Euribor 6 Month ACT/360

Prime Rate	Prime Lending Rate by Country United States

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

USISDA02	2 Year Swap

USISDA10	10 Year Swap

USISDA30	30 Year Swap

SOFR-OIS	Secured Overnight Financing Rate – Overnight Indexed Swap

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on February 28, 2022.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022 the total market value of 144A securities is 144,704,107 or 42.5% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at February 28, 2022.

(f)	Zero coupon bond.

(g)	The security is illiquid; total illiquid securities represent 1.8% of net assets.